UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10223

Voya Senior Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: March 1, 2018 to August 31, 2018

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Voya Investment Management

Semi-Annual Report

August 31, 2018

Voya Senior Income Fund

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This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT

voyainvestments.com

Voya Senior Income Fund

SEMI-ANNUAL REPORT

August 31, 2018

Table of Contents

Portfolio Managers' Report	2
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Statement of Cash Flows	12
Financial Highlights	13
Notes to Financial Statements	15
Portfolio of Investments	24
Additional Information	55

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Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

Voya Senior Income Fund (the "Fund") is a continuously offered, diversified, closed-end management investment company that seeks to provide investors with a high level of monthly income. The Fund seeks to achieve this objective by investing under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2018
Net Assets	$370,546,017
Total Assets	$559,221,925
Assets Invested in Senior Loans	$537,338,320
Senior Loans Represented	442
Average Amount Outstanding per Loan	$1,215,698
Industries Represented	39
Average Loan Amount per Industry	$13,777,906
Portfolio Turnover Rate (YTD)	41%
Weighted Average Days to Interest Rate Reset	32
Average Loan Final Maturity	65 months
Total Leverage as a Percentage of Total Assets	27.84%

PERFORMANCE SUMMARY

During the period ended August 31, 2018, the Fund's Class A shares distributed total dividends of $0.33, resulting in an average annualized distribution rate(1) of 5.40%. The Fund's Class I and Class W shares each distributed total dividends of $0.34, resulting in an average annualized distribution rate(1) of 5.66% and 5.64%, respectively. During the same period, the Fund's Class C shares distributed total dividends of $0.30, resulting in an average annualized distribution rate(1) of 4.91%.

The Fund's total return for the period ended August 31, 2018, excluding sales charges and based on full reinvestment of dividends, for Class A, Class C, Class I and Class W was 2.07%, 1.82%, 2.20% and 2.19%, respectively.(2) For the same period, the S&P/LSTA Leveraged Loan Index (the "Index")(3) had a total return of 2.14%.

(1)  The distribution rate is calculated by annualizing the dividends and distributions declared during the last month of the period (i.e., divide the current month's dividend by the number of days in the related month and multiply by the number of days in the fiscal year) and then dividing the resulting figure by the reporting period-end NAV. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Fund's tax year-end.

(2)  The Fund's performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower.

(3)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. The Index is not subject to any fees or expenses. An investor cannot invest directly in an index.

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

PORTFOLIO SPECIFICS

In the first six-months of the Fund's fiscal year, the loan market, as represented by the Index gained 2.14%. Total return was due exclusively to interest carry, as the average bid of the Index slipped 59 basis points ("bp", 0.59%) to end the period at 98.32. Mergers and acquisition activity led to the continuing strong wave of new institutional loan issuance; total volume for the six-month period was approximately $243 billion, while the $145 billion achieved in the second calendar quarter was the third-highest quarterly figure on record. Demand remained healthy, buoyed by robust collateralized loan obligation ("CLO") issuance and persistent retail interest in floating-rate assets. Drilling further into the former segment, CLO issuance totaled a significant $71.1 billion for the reporting period. It currently stands at $92.4 billion year-to-date, in line with if not exceeding earlier projections.

Performance across rating cohorts remained largely a function of coupon. As is typical, however, credit-specific price movement did have an impact on lower-rated segments of the market. For the period, single Bs and BBs returned 2.24% and 1.83%, respectively, and CCCs returned 4.08%. The year-to-date differential is similar, with CCC loans returning 6.94% compared to B and BB loans at 2.66% and 3.50%, respectively.

From a fundamental perspective, default activity remained relatively low during the period. The trailing 12-month index default rate, as measured by principal amount, ended August at 1.99%.

The gross asset return of the Fund's portfolio, as well as the NAV returns of Class I and Class W, outperformed the Index, while operating expenses associated with Class A and Class C share classes contributed to returns below those of the Index. Additionally, the use of leverage was a benefit to performance in a period of relatively stable loan prices. Leverage was in line with historical levels and continues to be evaluated in conjunction with both fundamental risk and short-term technical price movements.

Selection in the electronics/electrical sector contributed the most to performance; of particular note was an overweight to 4L Holdings, which rose on the back of better year-over-year results. Selection in the food products, lodging and casinos and publishing sectors also added value. By contrast, selection in the oil and gas, nonferrous metals/minerals and surface transport sectors detracted from performance. Not holding Clear Channel Communications Inc., a company in the radio and television sector that is in bankruptcy, contributed to relative performance. This contribution, however, was offset by holding discount retailer Save-A-Lot Food Stores Ltd., which reported results that were below expectations and IQor, Inc., which surprised the market with weak second quarter results in one of its operating segments. An ongoing strategic underweight to CCC-rated loans detracted from relative performance, given the cohort's outperformance vs. the higher-quality segment of the Index.

TOP TEN LOAN ISSUERS
AS OF AUGUST 31, 2018
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
BMC Software Finance, Inc.	1.6%	2.4%
Asurion LLC	1.2%	1.9%
Sedgwick, Inc.	0.8%	1.2%
IQOR US, Inc.	0.8%	1.2%
Albertsons, LLC	0.8%	1.2%
Scientific Games International, Inc.	0.8%	1.2%
Stars Group Holdings B.V.	0.8%	1.1%
Gates Global LLC	0.7%	1.1%
CenturyLink, Inc.	0.7%	1.1%
Caesars Resort Collection, LLC	0.7%	1.1%

TOP TEN INDUSTRIES
AS OF AUGUST 31, 2018
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Business Equipment & Services	13.9%	21.1%
Electronics/Electrical	12.1%	18.3%
Health Care	9.6%	14.5%
Insurance	5.3%	8.0%
Telecommunications	4.8%	7.3%
Retailers (Except Food & Drug)	4.8%	7.3%
Containers & Glass Products	4.4%	6.6%
Leisure Good/Activities/Movies	4.1%	6.2%
Chemicals & Plastics	3.6%	5.4%
Lodging & Casinos	3.3%	5.0%

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

The Fund continues to be well diversified, with 354 individual issuers and 35 different industry sectors represented. The average issuer exposure at period-end stood at 0.28% of assets under management ("AUM"), while the average industry exposure closed the period at 2.86% of AUM. Both measures were relatively unchanged from the prior reporting period.

CURRENT STRATEGY AND OUTLOOK

According to S&P, the Index share of loans priced at par or higher remained subdued in August, at 47%. This was above the recent low of 24% in June but far below the 75% level seen in early 2018, when it triggered a major repricing wave. Furthermore, the average bid of loans priced at par or higher was 100.45 in August, just 7 bp (0.07%) above the July mark, which was the lowest since September 2016. Barring any major geopolitical event, we remain fairly optimistic about the loan market outlook due to the encouraging data set, strong growth expectations for the U.S. economy and a benign credit environment.

Jeffrey A. Bakalar Managing Director Voya Investment Management Co. LLC	Daniel A. Norman Managing Director Voya Investment Management Co. LLC

Voya Senior Income Fund
September 25, 2018

Ratings Distribution as of August 31, 2018
Ba	19.26%
B	74.99%
Caa and below	5.75%
Not rated*	0.00%

Loan ratings apply to the underlying holdings of the Fund and not the Fund itself. Ratings distribution shows the percentage of the Fund's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment-grade. When a loan is not rated by Moody's, it is designated as "Not Rated." Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Net Returns for the Periods Ended August 31, 2018
	1 Year	3 Years	5 Years	10 Years
Including Sales Charge:
Class A(1)	2.38%	3.64%	3.55%	4.92%
Class C(2)	3.48%	4.00%	3.56%	4.67%
Class I	5.19%	4.77%	4.32%	5.49%
Class W	5.25%	4.78%	4.32%	5.48%
Excluding Sales Charge:
Class A	4.99%	4.52%	4.07%	5.19%
Class C	4.48%	4.00%	3.56%	4.67%
Class I	5.19%	4.77%	4.32%	5.49%
Class W	5.25%	4.78%	4.32%	5.48%
S&P/LSTA Leveraged Loan Index(3)	4.88%	4.85%	4.04%	5.40%

Total net returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by Voya Investments, LLC. Had all fees and expenses been considered, the total net returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's future performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month-end.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Fund's NAV.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)  Reflects deduction of the maximum Class A sales charge of 2.50%. Effective, May 1, 2017, there is no front-end sales charge if you purchase Class A Common Shares in an amount of $500,000 or more. However, the shares will be subject to a 1.00% Early Withdrawal Charge ("EWC") if they are repurchased by the Fund within six months of purchase. Prior to May 1, 2017, there was no front-end sales charge if you purchased Class A Common Shares in the amount of $1 million or more. However, the shares were subject to a 1.00% EWC if they were repurchased by the Fund within one year of purchase.

(2)  Class C maximum EWC is 1.00% for the first year.

(3)  Source: S&P/Loan Syndications and Trading Association. The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the LSTA conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	30-Day SEC Yields(1)
	Class A	Class C	Class I	Class W
August 31, 2018	5.01%	4.63%	5.42%	5.39%
February 28, 2018	4.61%	4.22%	5.00%	4.98%
	Average Annualized Distribution Rates(2)
	Class A	Class C	Class I	Class W
August 31, 2018	5.40%	4.91%	5.66%	5.64%
February 28, 2018	4.84%	4.35%	5.11%	5.09%

(1)  Yield is calculated by dividing the Fund's net investment income per share for the most recent thirty days by the net asset value. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Fund's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(2)  The distribution rate is calculated by annualizing the dividends declared during the last month of the period (i.e., divide the current month's dividend by the number of days in the related month and multiply by the number of days in the fiscal year) and then dividing the resulting figure by the reporting period-end NAV. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Fund's tax year-end.

In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Derivative Risk: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Credit Risk: Prices of the Fund's investments are likely to fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons, or if the borrower or issuer is late (or defaults) in paying interest or principal. The Fund invests a substantial portion of its assets in below investment-grade senior loans and other below investment-grade assets. Below investment-grade loans commonly known as high-yielding, high risk investments or as "junk" investments involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Fund's Common Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Fund's net asset value ("NAV") will decrease.

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Fund's Common Shares. If short-term market interest rates fall, the yield on the Fund's Common Shares will also fall. To the extent that the interest rate spreads on loans in the Fund's portfolio experience a general decline, the yield on the Fund's Common Shares will fall and the value of the Fund's assets may decrease, which will cause the Fund's NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund's portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate will generally decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this report, interest rates in the United States are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising interest rates.

Market interest rates in the United States are at or near historic lows, which may increase the Fund's exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income and related markets. Further, recent and potential changes in government policy may affect interest rates.

Leverage Risk: The Fund's use of leverage through borrowings or the issuance of Preferred Shares can adversely affect the yield on the Fund's Common Shares. To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Fund's Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage. The Fund also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

Liquidity Risk: The Fund does not repurchase its shares on a daily basis and no market for the Fund's Common Shares is expected to exist. To provide a measure of liquidity, the Fund will normally make monthly repurchase offers of not less than 5% of its outstanding Common Shares. If more than the respective monthly repurchase offer of Common Shares are tendered, investors may not be able to completely liquidate their holdings in any one month. Shareholders also will not have liquidity between these monthly repurchase dates.

Voya Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2018 (Unaudited)

ASSETS:
Investments in securities at value (Cost $544,831,486)	$539,233,229
Cash	624,085
Foreign currencies at value (Cost $522,570)	523,620
Receivables:
Investment securities sold	15,452,413
Fund shares sold	955,110
Dividends and interest	1,841,740
Unrealized appreciation on forward foreign currency contracts	494,240
Reimbursement due from manager	20,299
Prepaid expenses	40,659
Other assets	36,530
Total assets	559,221,925
LIABILITIES:
Notes payable	155,700,000
Payable for investment securities purchased	29,509,876
Accrued interest payable	358,826
Payable for investment management fees	403,876
Payable for distribution and shareholder service fees	135,704
Income distribution payable	1,381,154
Unfunded loan commitments (Note 8)	935,885
Accrued trustees fees	8,282
Payable to trustees under the deferred compensation plan (Note 9)	36,530
Other accrued expenses and liabilities	205,775
Total liabilities	188,675,908
NET ASSETS	$370,546,017
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$464,834,788
Distributions in excess of net investment income or accumulated net investment loss	(2,748,868)
Accumulated net realized loss	(86,454,779)
Net unrealized depreciation	(5,085,124)
NET ASSETS	$370,546,017

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2018 (Unaudited) (continued)

Class A
Net assets	$148,299,949
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	11,823,641
Net asset value and redemption price per share	$12.54
Maximum offering price per share (2.50%)(1)	$12.86
Class C
Net assets	$162,741,565
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	13,001,633
Net asset value and redemption price per share(2)	$12.52
Class I
Net assets	$34,177,215
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	2,733,577
Net asset value and redemption price per share	$12.50
Class W
Net assets	$25,327,288
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	2,017,659
Net asset value and redemption price per share	$12.55

(1)  Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable early withdrawal charge.

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2018 (Unaudited)

INVESTMENT INCOME:
Interest	$15,049,386
Other fees	207,293
Total investment income	15,256,679
EXPENSES:
Investment management fees	2,437,562
Distribution and service fees:
Class A	194,879
Class C	637,503
Transfer agent fees:
Class A	56,306
Class C	61,400
Class I	7,836
Class W	9,582
Interest expense	2,307,435
Custodian fees	167,800
Professional fees	70,920
Trustees fees	8,832
Registration fees	31,329
Shareholder reporting expense	68,080
Miscellaneous expense	19,016
Total expenses	6,078,480
Waived and reimbursed fees	(110,040)
Net expenses	5,968,440
Net investment income	9,288,239
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(7,597,802)
Forward foreign currency contracts	2,544,931
Foreign currency related transactions	649,429
Net realized loss	(4,403,442)
Net change in unrealized appreciation (depreciation) on:
Investments	2,486,852
Forward foreign currency contracts	58,712
Foreign currency related transactions	85,107
Net change in unrealized appreciation (depreciation)	2,630,671
Net realized and unrealized loss	(1,772,771)
Increase in net assets resulting from operations	$7,515,468

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
FROM OPERATIONS:
Net investment income	$9,288,239	$19,631,326
Net realized loss	(4,403,442)	(6,977,567)
Net change in unrealized appreciation (depreciation)	2,630,671	261,774
Increase in net assets resulting from operations	7,515,468	12,915,533
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(4,023,890)	(7,769,632)
Class B(1)	—	(201)
Class C	(3,976,745)	(6,727,175)
Class I	(944,489)	(1,853,610)
Class W	(718,036)	(1,049,818)
Return of capital:
Class A	—	(2,042,033)
Class B	—	(26)
Class C	—	(2,110,122)
Class I	—	(449,969)
Class W	—	(305,295)
Decrease in net assets from distributions to shareholders	(9,663,160)	(22,307,881)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	15,101,372	61,954,374
Reinvestment of distributions	1,370,434	3,054,413
	16,471,806	65,008,787
Cost of shares repurchased	(45,746,850)	(149,506,679)
Net decrease in net assets resulting from capital share transactions	(29,275,044)	(84,497,892)
Net increase (decrease) in net assets	(31,422,736)	(93,890,240)
NET ASSETS:
Beginning of year or period	401,968,753	495,858,993
End of year or period	$370,546,017	$401,968,753
Distributions in excess of net investment income or accumulated net investment loss at end of year or period	$(2,748,868)	$(2,373,947)

(1)  Class B Converted to Class A on May 2, 2017

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2018 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$15,340,096
Other income received	205,542
Interest paid	(2,228,758)
Other operating expenses paid	(3,565,834)
Purchases of securities	(225,259,927)
Proceeds on sale of securities	267,905,740
Net cash provided by operating activities	52,396,859
Cash Flows From Financing Activities:
Distributions paid to common shareholders from net investment income (net of reinvestments)	(8,161,300)
Proceeds from shares sold	14,955,790
Disbursements for shares repurchased	(45,746,850)
Proceeds from notes payable	112,500,000
Repayment of notes payable	(126,100,000)
Net cash flows used in financing activities	(52,552,360)
Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	1,533
Cash
Net decrease in cash	(153,968)
Cash and foreign currency at beginning of year or period	1,301,673
Cash and foreign currency at end of year or period	$1,147,705
Reconciliation of Increase in Net Assets Resulting from Operations to Net Cash provided by Operating Activities:
Increase in net assets resulting from operations	$7,515,468
Adjustments to reconcile increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	(2,486,852)
Change in unrealized appreciation or depreciation on forward foreign currency contracts	(58,712)
Change in unrealized appreciation or depreciation on foreign currency related transactions	(85,107)
Accretion of discounts on investments	(364,085)
Net amortization of premiums on investments	152,602
Net realized loss on sale of investments, forward foreign currency contracts and foreign currency related transactions	4,403,442
Purchases of securities	(225,259,927)
Proceeds from disposition of securities	267,905,740
Increase in other assets	(1,751)
Decrease in interest receivable	502,193
Decrease in reimbursement due from manager	2,041
Decrease in prepaid expenses	764
Increase in accrued interest payable	78,677
Increase in payable for investment management fees	7,304
Increase in unfunded loan commitments	174,023
Increase in payable for shareholder service and distribution fees	2,256
Increase in accrued trustee fees	3,944
Decrease in accrued expenses	(95,161)
Total adjustments	44,881,391
Net cash provided by operating activities	$52,396,859
Non Cash Financing Activities
Receivable for shares sold	$955,110
Reinvestment of distributions	$1,370,434

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance											Ratios to average net assets after reimbursement/ recoupment			Ratios to average net assets before reimbursement/ recoupment						Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Total Investment Return(1)		Expenses (before interest and other fees related to revolving credit facility)(2)(3)	Expenses (with interest and other fees related to revolving credit facility)(2)(3)	Net investment income (loss)(2)(3)	Expenses (before interest and other fees related to revolving credit facility)(3)		Expenses (with interest and other fees related to revolving credit facility)(3)		Net investment income (loss)(3)		Net assets, end of year or period	Portfolio Turnover
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
Class A
08-31-18+	12.61	0.32		(0.06)	0.26	(0.33)	—	—	(0.33)	12.54	2.07		1.71	2.90	4.98	1.77		2.96		4.92		148,300	41
02-28-18	12.85	0.57	*	(0.17)	0.40	(0.50)	—	(0.14)	(0.64)	12.61	3.22		1.69	2.55	4.50	1.73		2.59		4.46		164,285	88
02-28-17	11.85	0.67		1.02	1.69	(0.69)	—	—	(0.69)	12.85	14.56		1.63	2.12	5.34	1.68		2.17		5.28		207,989	69
02-29-16	13.15	0.70		(1.30)	(0.60)	(0.70)	—	—	(0.70)	11.85	(4.77)		1.65	2.07	5.48	1.75		2.17		5.38		196,812	44
02-28-15	13.50	0.65	*	(0.28)	0.37	(0.72)	—	—	(0.72)	13.15	2.81		1.66	2.09	4.90	1.69		2.12		4.87		264,305	63
02-28-14	13.34	0.70	*	0.26	0.96	(0.72)	—	(0.08)	(0.80)	13.50	7.44		1.61	1.98	5.23	1.59		1.95		5.25		403,027	76
02-28-13	12.76	0.95		0.60	1.55	(0.97)	—	—	(0.97)	13.34	12.56		1.66	2.14	7.23	1.68		2.16		7.21		234,056	94
02-29-12	13.40	0.75		(0.75)	(0.00)**	(0.64)	—	—	(0.64)	12.76	0.13		1.63	2.09	5.54	1.66		2.13		5.51		237,853	68
02-28-11	12.60	0.52		0.89	1.41	(0.57)	—	(0.04)	(0.61)	13.40	11.52		1.52	1.93	4.27	1.51		1.92		4.28		400,327	64
02-28-10	8.74	0.50	*	4.01	4.51	(0.65)	—	—	(0.65)	12.60	52.65		1.46	1.82	4.44	1.61	(5)	1.97	(5)	4.29	(5)	455,482	39
02-28-09	13.21	0.77		(4.47)	(3.70)	(0.77)	—	—	(0.77)	8.74	(29.08	)(a)	1.61	2.81	6.52	1.71		2.91		6.42		278,225	10
Class C
08-31-18+	12.59	0.29		(0.06)	0.23	(0.30)	—	—	(0.30)	12.52	1.82		2.21	3.40	4.48	2.27		3.46		4.42		162,742	41
02-28-18	12.82	0.50		(0.15)	0.35	(0.44)	—	(0.14)	(0.58)	12.59	2.79		2.19	3.05	4.00	2.23		3.09		3.96		175,929	88
02-28-17	11.83	0.61		1.01	1.62	(0.63)	—	—	(0.63)	12.82	13.93		2.13	2.62	4.84	2.18		2.67		4.79		214,361	69
02-29-16	13.13	0.63		(1.29)	(0.66)	(0.64)	—	—	(0.64)	11.83	(5.27)		2.15	2.57	4.98	2.25		2.67		4.88		220,899	44
02-28-15	13.47	0.59	*	(0.28)	0.31	(0.65)	—	—	(0.65)	13.13	2.38		2.16	2.59	4.42	2.19		2.62		4.39		294,011	63
02-28-14	13.32	0.64	*	0.25	0.89	(0.66)	—	(0.08)	(0.74)	13.47	6.85		2.10	2.47	4.78	2.08		2.44		4.81		345,801	76
02-28-13	12.74	0.88		0.61	1.49	(0.91)	—	—	(0.91)	13.32	12.05		2.14	2.62	6.75	2.16		2.64		6.73		265,812	94
02-29-12	13.38	0.68		(0.74)	(0.06)	(0.58)	—	—	(0.58)	12.74	(0.38)		2.13	2.59	5.11	2.16		2.63		5.08		273,361	68
02-28-11	12.58	0.48		0.87	1.35	(0.51)	—	(0.04)	(0.55)	13.38	10.99		2.02	2.43	3.78	2.01		2.42		3.79		354,965	64
02-28-10	8.73	0.45	*	3.99	4.44	(0.59)	—	—	(0.59)	12.58	51.87		1.96	2.32	3.98	2.11	(5)	2.47	(5)	3.83	(5)	388,111	39
02-28-09	13.19	0.71		(4.46)	(3.75)	(0.71)	—	—	(0.71)	8.73	(29.42	)(a)	2.11	3.31	6.02	2.21		3.41		5.92		280,599	10
Class I
08-31-18+	12.57	0.33		(0.06)	0.27	(0.34)	—	—	(0.34)	12.50	2.20		1.46	2.65	5.24	1.49		2.68		5.21		34,177	41
02-28-18	12.81	0.60	*	(0.17)	0.43	(0.53)	—	(0.14)	(0.67)	12.57	3.49		1.44	2.30	4.74	1.45		2.31		4.73		34,324	88
02-28-17	11.82	0.69		1.03	1.72	(0.73)	—	—	(0.73)	12.81	14.79		1.38	1.87	5.57	1.41		1.90		5.55		46,319	69
02-29-16	13.12	0.72		(1.29)	(0.57)	(0.73)	—	—	(0.73)	11.82	(4.54)		1.40	1.82	5.71	1.48		1.90		5.63		33,210	44
02-28-15	13.47	0.68	*	(0.28)	0.40	(0.75)	—	—	(0.75)	13.12	3.09		1.41	1.84	5.14	1.41		1.84		5.14		53,877	63
02-28-14	13.31	0.73	*	0.27	1.00	(0.76)	—	(0.08)	(0.84)	13.47	7.76		1.33	1.70	5.43	1.30		1.67		5.46		109,180	76
02-28-13	12.73	0.99		0.59	1.58	(1.00)	—	—	(1.00)	13.31	12.87		1.41	1.89	7.50	1.43		1.91		7.48		36,900	94
02-29-12	13.37	0.71		(0.68)	0.03	(0.67)	—	—	(0.67)	12.73	0.38		1.38	1.84	6.19	1.41		1.88		6.16		27,051	68
02-28-11	12.54	0.63		0.84	1.47	(0.60)	—	(0.04)	(0.64)	13.37	12.05		1.27	1.68	4.71	1.26		1.67		4.72		3,977	64
02-28-10	8.67	0.51	*	4.01	4.52	(0.65)	—	—	(0.65)	12.54	53.19		1.21	1.57	4.42	1.36	(5)	1.72	(5)	4.27	(5)	26	39
04-15-08(4)-02-28-09	13.24	0.66		(4.61)	(3.95)	(0.62)	—	—	(0.62)	8.67	(30.38	)(a)	1.26	2.46	6.87	1.36		2.56		6.77		2	10
Class W
08-31-18+	12.62	0.34		(0.07)	0.27	(0.34)	—	—	(0.34)	12.55	2.19		1.46	2.65	5.23	1.52		2.71		5.17		25,327	41
02-28-18	12.86	0.60		(0.17)	0.43	(0.53)	—	(0.14)	(0.67)	12.62	3.47		1.44	2.30	4.76	1.48		2.34		4.72		27,431	88
02-28-17	11.86	0.70	*	1.03	1.73	(0.73)	—	—	(0.73)	12.86	14.83		1.38	1.87	5.59	1.43		1.92		5.54		27,161	69
02-29-16	13.16	0.73		(1.30)	(0.57)	(0.73)	—	—	(0.73)	11.86	(4.52)		1.40	1.82	5.73	1.50		1.92		5.63		26,306	44
02-28-15	13.51	0.69	*	(0.29)	0.40	(0.75)	—	—	(0.75)	13.16	3.08		1.41	1.84	5.15	1.44		1.87		5.12		31,608	63
02-28-14	13.36	0.74	*	0.25	0.99	(0.76)	—	(0.08)	(0.84)	13.51	7.65		1.36	1.73	5.51	1.34		1.70		5.54		48,587	76
02-28-13	12.76	0.98		0.62	1.60	(1.00)	—	—	(1.00)	13.36	13.00		1.41	1.89	7.40	1.43		1.91		7.38		49,149	94
02-29-12	13.40	0.78		(0.75)	0.03	(0.67)	—	—	(0.67)	12.76	0.38		1.38	1.84	5.82	1.41		1.88		5.79		19,186	68
02-28-11	12.60	0.57		0.87	1.44	(0.60)	—	(0.04)	(0.64)	13.40	11.75		1.27	1.68	4.52	1.26		1.67		4.53		26,353	64
02-28-10	8.71	0.52	*	4.02	4.54	(0.65)	—	—	(0.65)	12.60	53.18		1.21	1.57	4.47	1.36	(5)	1.72	(5)	4.32	(5)	27,950	39
04-15-08(4)-02-28-09	13.24	0.65		(4.56)	(3.91)	(0.62)	—	—	(0.62)	8.71	(30.07	)(a)	1.21	2.56	8.25	1.31		2.66		8.15		4,202	10

(1)  Total investment return has been calculated assuming a purchase at the beginning of each period and a sale at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, on the dividend/distribution date. Total investment return does not include sales load.

(2)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to the following: Class A – 0.90% of Managed Assets plus 0.45% of average daily net assets; Class C – 0.90% of

Managed Assets plus 0.95% of average daily net assets; Class I – 0.90% of Managed Assets plus 0.20% of average daily net assets; and Class W – 0.90% of Managed Assets plus 0.20% of average daily net assets.

(3)  Annualized for periods less than one year.

(4)  Commencement of operations.

(5)  Includes excise tax fully reimbursed by the Investment Advisor.

+  Unaudited.

*  Calculated using average amount of shares outstanding throughout the period.

**  Amount is less than $0.005 or more than $(0.005).

(a)  There was no impact on total return due to payments by affiliates.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Supplemental data
	Borrowings at end of year or period	Asset coverage per $1,000 of debt	Average borrowings(1)	Shares outstanding at end of year or period
Year or period ended	($000's)	($)	($000's)	(000's)
Class A
08-31-18+	155,700	3,380	153,208	11,824
02-28-18	169,300	3,370	173,235	13,026
02-28-17	154,800	4,200	149,897	16,188
02-29-16	160,900	3,970	188,201	16,602
02-28-15	224,500	3,870	276,481	20,093
02-28-14	293,500	4,090	228,860	29,859
02-28-13	169,000	4,470	191,959	17,541
02-29-12	202,000	3,810	208,126	18,644
02-28-11	183,000	5,430	158,805	29,876
02-28-10	108,000	9,390	94,368	36,155
02-28-09	152,000	5,080	288,762	31,849
Class C
08-31-18+	155,700	3,380	153,208	13,002
02-28-18	169,300	3,370	173,235	13,977
02-28-17	154,800	4,200	149,897	16,715
02-29-16	160,900	3,970	188,201	18,667
02-28-15	224,500	3,870	276,481	22,392
02-28-14	293,500	4,090	228,860	25,664
02-28-13	169,000	4,470	191,959	19,949
02-29-12	202,000	3,810	208,126	21,454
02-28-11	183,000	5,430	158,805	26,522
02-28-10	108,000	9,390	94,368	30,843
02-28-09	152,000	5,080	288,762	32,152
Class I
08-31-18+	155,700	3,380	153,208	2,734
02-28-18	169,300	3,370	173,235	2,730
02-28-17	154,800	4,200	149,897	3,615
02-29-16	160,900	3,970	188,201	2,809
02-28-15	224,500	3,870	276,481	4,106
02-28-14	293,500	4,090	228,860	8,106
02-28-13	169,000	4,470	191,959	2,772
02-29-12	202,000	3,810	208,126	2,126
02-28-11	183,000	5,430	158,805	297
02-28-10	108,000	9,390	94,368	2
04-15-08(2)-02-28-09	152,000	5,080	288,762	0 *
Class W
08-31-18+	155,700	3,380	153,208	2,018
02-28-18	169,300	3,370	173,235	2,173
02-28-17	154,800	4,200	149,897	2,113
02-29-16	160,900	3,970	188,201	2,218
02-28-15	224,500	3,870	276,481	2,401
02-28-14	293,500	4,090	228,860	3,597
02-28-13	169,000	4,470	191,959	3,678
02-29-12	202,000	3,810	208,126	1,503
02-28-11	183,000	5,430	158,805	1,966
02-28-10	108,000	9,390	94,368	2,219
04-15-08(2)-02-28-09	152,000	5,080	288,762	482

(1)  Based on the active days of borrowing.

(2)  Commencement of operations.

+  Unaudited.

*  Amount is less than 500.

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2018 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Senior Income Fund (the "Fund"), a Delaware statutory trust, is registered under the Investment Company Act of 1940 as amended, (the "1940 Act"), as a continuously-offered, diversified, closed-end, management investment company. The Fund invests, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings, for investment purposes, in U.S. dollar denominated, floating rate secured senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. Effective April 2, 2001, the Fund commenced the offering of Class A and Class C shares to the public. Effective April 15, 2008, the Fund commenced the offering of Class I and Class W shares to the public.

The Fund currently has four classes of shares: A, C, I and W. Class A shares are subject to a sales charge of up to 2.50%. Class A shares purchased in excess of $500,000 are not subject to a sales charge but are subject to an Early Withdrawal Charge ("EWC") of 1.00% within six months of purchase. Class C shares are subject to an EWC of 1.00% during the first year after purchase.

To maintain a measure of liquidity, the Fund will offer to repurchase not less than 5% of its outstanding Common Shares on a monthly basis. This is a fundamental policy that cannot be changed without shareholder approval. The Fund may not offer to repurchase more than 25% of its outstanding Common Shares in any calendar quarter. Other than these monthly repurchases, no market for the Fund's Common Shares is expected to exist. The separate classes of shares differ principally in their distribution fees and shareholder servicing fees. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata on the average daily net assets of each class, without distinction between share classes. Differences in the per share dividend rates generally result from differences in separate class expenses, including distribution fees and shareholder servicing fees.

Voya Investments, LLC ("Voya Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the Investment Adviser to the Fund. The Investment Adviser has engaged Voya Investment Management Co. LLC ("Voya IM" or the "Sub-Adviser"), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles ("GAAP") and follows the accounting and reporting guidance applicable to investment companies.

A.  Senior Loan and Other Security Valuation. The Fund is open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). The net asset value ("NAV") per Common Share of each class of the Fund is determined each Business Day as of the close of the regular trading session ("Market Close"), as determined by the Consolidated Tape Association ("CTA"), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per Common Share of each class of the Fund is calculated by dividing the value of the Fund's loan assets plus all cash and other assets (including accrued expenses but excluding capital and surplus) attributable to that class of Common Shares by the number of Common Shares outstanding. The NAV per Common Share is made available for publication. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund's assets are

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

traded in other markets on days when the Fund does not price its shares, the value of the Fund's assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees ("Board"). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities' (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund's valuation procedures; a "Pricing Committee" comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in the Fund.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the Sub-Adviser's or Pricing Committee's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund's investments under these levels of classification is included following the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Fund's assets and liabilities. A reconciliation of Level 3 investments is presented only when the Fund has a significant amount of Level 3 investments.

B.  Security Transactions and Revenue Recognition. Security transactions and senior loans are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the shorter of four years or the actual term of the loan. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Amendment fees and other fees earned are reported on the Statement of Operations.

C.  Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Forward Foreign Currency Contracts. The Fund has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward foreign contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

For the period ended August 31, 2018, the Fund had an average quarterly contract amount on forward foreign currency contracts to sell of $40,425,162. Please refer to the table following the Portfolio of Investments for open forward foreign currency contracts to sell at August 31, 2018.

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

E.  When-Issued Delayed-Delivery. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date.

F.   Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

G.  Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Fund records distributions to its shareholders on the ex-dividend date.

H.   Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS

For the period ended August 31, 2018, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $228,577,720 and $268,602,379, respectively. At August 31, 2018, the Fund held senior loans valued at $537,338,320 representing 99.6% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Warrants and shares of common stock held in the portfolio were acquired in conjunction with loans held by the Fund. Certain of these shares and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the shares or warrants.

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2018 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement ("Management Agreement") with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.90% of the Fund's Managed Assets. For the purposes of the Management Agreement, "Managed Assets" shall mean the Fund's average daily gross asset value, minus the sum of the Fund's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding Preferred Shares).

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund's assets in accordance with the Fund's investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A and Class C shares of the Fund have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby Voya Investments Distributor, LLC (the "Distributor"), a Delaware limited liability company, is compensated by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following annual rates:

Class A	Class C
0.25%	0.75%

NOTE 6 — EXPENSE LIMITATIONS

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses, to the following:

Class A — 0.90% of Managed Assets plus 0.45% of average daily net assets
Class C — 0.90% of Managed Assets plus 0.95% of average daily net assets
Class I — 0.90% of Managed Assets plus 0.20% of average daily net assets
Class W — 0.90% of Managed Assets plus 0.20% of average daily net assets

The Investment Adviser may at a later date recoup from the Fund for fees waived and other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2018 (Unaudited) (continued)

NOTE 6 — EXPENSE LIMITATIONS (continued)

accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of August 31, 2018, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

August 31,
2019	2020	2021	Total
$317,155	$108,651	$79,233	$505,039

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived and/or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of August 31, 2018, are as follows:

	August 31,
	2019	2020	2021	Total
Class A	$29,324	$53,457	$47,032	$129,813
Class C	33,283	54,942	49,435	137,660
Class W	3,908	7,059	7,253	18,220

The Expense Limitation Agreement is contractual through July 1, 2019 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — COMMITMENTS

Effective May 11, 2018, the Fund has entered into a 364-day revolving credit agreement, collateralized by assets of the Fund, to borrow up to $210 million maturing May 10, 2019. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prior to May 11, 2018, the revolving credit agreement was $231 million. There was $155.7 million of borrowings outstanding at August 31, 2018. The weighted average interest rate on outstanding borrowings at August 31, 2018 was 3.01%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 27.84% of total assets at August 31, 2018. Prepaid arrangement fees are amortized over the term of the agreement. Average borrowings for the period ended August 31, 2018 were $153,208,152 and the average annualized interest rate was 2.99%.

NOTE 8 — SENIOR LOAN COMMITMENTS

As of August 31, 2018, the Fund had unfunded loan commitments pursuant to the terms of the following loan agreement:

Convergint Technologies LLC	$4,306
DentalCorp Perfect Smile	140,179
Mavis Tire Express Services Corp.	256,217
Nidda Healthcare Holding AG	315,447
Pearl Intermediate Parent LLC	219,736
$935,885

NOTE 9 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Fund has adopted a deferred compensation plan (the "DC Plan"), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees' fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the "Notional Funds"). The Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees' deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of "Other assets" on the accompanying

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2018 (Unaudited) (continued)

NOTE 9 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Statement of Assets and Liabilities. Deferral of trustees' fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 10 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Fund's custodian and recordkeeper. Custody fees paid to SSB may be reduced by earnings credits based on the cash balances held by SSB for the Fund. There were no earnings credits for the period ended August 31, 2018.

NOTE 11 — SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 20% of its total assets, measured at the time of investment, in subordinated loans, unsecured debt instruments and other investments, as directed by the Prospectus. As of August 31, 2018, the Fund held no subordinated loans or unsecured loans.

NOTE 12 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding
period ended	#	#	#	#	#
Class A
08-31-18	432,226	49,114	(1,684,158)	—	(1,202,818)
02-28-18	1,888,408	118,220	(5,168,693)	875	(3,161,190)
Class B(1)
08-31-18	—	—	—	—	—
02-28-18	9	4	(191)	(2,055)	(2,233)
Class C
08-31-18	281,160	39,083	(1,296,020)	—	(975,777)
02-28-18	1,135,986	83,766	(3,957,719)	—	(2,737,967)
Class I
08-31-18	383,251	2,729	(382,584)	—	3,396
02-28-18	1,127,968	13,078	(2,026,032)	—	(884,986)
Class W
08-31-18	107,718	18,374	(281,746)	—	(155,654)
02-28-18	748,155	27,193	(714,547)	—	60,801
Year or	Shares sold	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
period ended	($)	($)	($)	($)	($)
Class A
08-31-18	5,427,684	616,183	(21,163,996)		(15,120,129)
02-28-18	23,940,671	1,491,968	(65,147,460)	26,057	(39,688,764)
Class B(1)
08-31-18	—	—	—	—	—
02-28-18	115	57	(2,438)	(26,057)	(28,323)
Class C
08-31-18	3,522,352	489,429	(16,252,675)	—	(12,240,894)
02-28-18	14,333,570	1,055,074	(49,910,685)	—	(34,522,041)
Class I
08-31-18	4,796,754	34,128	(4,786,379)	—	44,503
02-28-18	14,224,874	163,868	(25,438,099)	—	(11,049,357)
Class W
08-31-18	1,354,582	230,694	(3,543,800)	—	(1,958,524)
02-28-18	9,455,144	343,446	(9,007,997)	—	790,593

(1)  Class B converted to Class A on May 2, 2017.

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2018 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended August 31, 2018	Year Ended February 28, 2018
Ordinary Income	Ordinary Income	Return of Capital
$9,663,160	$17,400,436	$4,907,445

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2018 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the "Act") provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Fund's pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

Late Year	Post-October	Unrealized	Capital Loss Carryforwards
Ordinary Losses	Capital Losses	Appreciation/
Deferred	Deferred	(Depreciation)	Amount	Character	Expiration
$(623,343)	$(218,232)	$(8,208,881)	$(31,805,887)	Short-term	2019
			(50,004,924)	Long-term	None
$(81,810,811)

The Fund's major tax jurisdictions are U.S. federal and Arizona state.

As of August 31, 2018, no provision for income tax is required in the Fund's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions

NOTE 14 — SUBSEQUENT EVENTS

Dividends Declared: Subsequent to August 31, 2018, the Fund declared the following dividends from net investment income:

Class	Per Share Amount	Declaration Date	Record Date	Payable Date
A	$0.05667	Daily	Daily	October 1, 2018
C	$0.05153	Daily	Daily	October 1, 2018
I	$0.05925	Daily	Daily	October 1, 2018
W	$0.05925	Daily	Daily	October 1, 2018

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 145.0%
	Aerospace & Defense: 2.0%
500,000	KBR, Inc. Term Loan B, 5.815%, (US0001M + 3.750%), 04/25/25	$505,000	0.1
3,666,600	Maxar Technologies Ltd. Term Loan B, 4.830%, (US0001M + 2.750%), 10/04/24	3,598,508	1.0
686,280	TransDigm, Inc. 2018 Term Loan E, 4.576%, (US0001M + 2.500%), 05/30/25	685,726	0.2
1,708,485	TransDigm, Inc. 2018 Term Loan F, 4.576%, (US0001M + 2.500%), 06/09/23	1,707,961	0.5
752,419	TransDigm, Inc. 2018 Term Loan G, 4.576%, (US0001M + 2.500%), 08/22/24	752,007	0.2
		7,249,202	2.0
	Auto Components: 0.5%
1,835,896	Broadstreet Partners, Inc. 2018 Term Loan B, 5.326%, (US0001M + 3.250%), 11/08/23	1,838,191	0.5
	Automotive: 4.9%
2,280,974	Bright Bidco B.V. 2018 Term Loan B, 5.751%, (US0001M + 3.500%), 06/30/24	2,266,718	0.6
1,439,472	Dealer Tire, LLC 2017 Term Loan B, 5.695%, (US0006M + 3.250%), 12/22/21	1,396,288	0.4
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,233,936		Dynacast International LLC Term Loan B2, 5.584%, (US0003M + 3.250%), 01/28/22	$2,228,351	0.6
	701,199		Federal-Mogul Holdings Corporation New Term Loan C, 5.815%, (US0001M + 3.750%), 04/15/21	703,974	0.2
EUR	987,538		Gates Global LLC 2017 EUR Repriced Term Loan B, 3.000%, (EUR003M + 3.000%), 04/01/24	1,149,507	0.3
	2,983,597		Gates Global LLC 2017 USD Repriced Term Loan B, 5.084%, (US0003M + 2.750%), 04/01/24	3,001,499	0.8
	530,000		L&W, Inc. 2018 Term Loan B, 6.066%, (US0001M + 4.000%), 05/22/25	535,631	0.1
	1,689,600		Mavis Tire Express Services Corp. 2018 1st Lien Term Loan, 5.327%, (US0001M + 3.250%), 03/20/25	1,684,320	0.4
	271,128	(1)	Mavis Tire Express Services Corp. 2018 Delayed Draw Term Loan, 5.327%, (US0001M + 3.250%), 03/20/25	270,281	0.1
	541,500		NN, Inc. 2017 Term Loan, 5.326%, (US0001M + 3.250%), 04/02/21	540,908	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Automotive (continued)
846,204	Superior Industries International, Inc. 2018 1st Lien Term Loan B, 6.076%, (US0001M + 4.000%), 05/22/24	$848,848	0.2
1,420,000	Tenneco, Inc. 2018 Term Loan, 4.956%, (US0003M + 2.750%), 06/18/25	1,420,435	0.4
1,683,000	Truck Hero, Inc. 1st Lien Term Loan, 5.816%, (US0001M + 3.750%), 04/21/24	1,686,787	0.5
565,000	Truck Hero, Inc. 2nd Lien Term Loan, 10.316%, (US0001M + 8.250%), 04/21/25	569,237	0.1
		18,302,784	4.9
	Beverage & Tobacco: 0.2%
930,000	Refresco Group BV USD Term Loan B3, 5.564%, (US0003M + 3.250%), 03/28/25	926,513	0.2
	Brokers, Dealers & Investment Houses: 0.3%
1,080,159	Capital Automotive L.P. 2017 2nd Lien Term Loan, 8.080%, (US0001M + 6.000%), 03/24/25	1,101,762	0.3
	Building & Development: 3.6%
729,488	Core & Main LP 2017 Term Loan B, 5.307%, (US0003M + 3.000%), 08/01/24	733,586	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
756,783	Forterra Finance, LLC 2017 Term Loan B, 5.076%, (US0001M + 3.000%), 10/25/23	$710,588	0.2
435,000	Foundation Building Materials, LLC 2018 Term Loan B, 5.313%, (US0003M + 3.250%), 08/13/25	436,359	0.1
887,775	GYP Holdings III Corp. 2018 Term Loan B, 4.826%, (US0001M + 2.750%), 06/01/25	882,597	0.2
763,375	Henry Company LLC Term Loan B, 6.076%, (US0001M + 4.000%), 10/05/23	769,100	0.2
525,000	Interior Logic Group, Inc. 2018 Term Loan B, 6.342%, (US0003M + 4.000%), 05/30/25	526,641	0.1
586,740	Minimax GmbH & Co. KG 2018 USD Term Loan B, 5.076%, (US0001M + 3.000%), 07/31/25	590,774	0.2
2,030,000	Pisces Midco, Inc. 2018 Term Loan, 6.087%, (US0003M + 3.750%), 04/12/25	2,040,556	0.6
1,028,798	Quikrete Hldgs Inc Term Loan, 4.826%, (US0001M + 2.750%), 11/15/23	1,028,862	0.3
274,313	SMG Holdings Inc. 2017 1st Lien Term Loan, 5.326%, (US0001M + 3.250%), 01/23/25	275,284	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Building & Development (continued)
	1,565,000	SRS Distribution Inc. 2018 1st Lien Term Loan, 5.441%, (US0003M + 3.250%), 05/23/25	$1,535,795	0.4
	1,042,996	Werner FinCo LP 2017 Term Loan, 6.082%, (US0003M + 4.000%), 07/24/24	1,024,743	0.3
	1,649,959	Wilsonart LLC 2017 Term Loan B, 5.590%, (US0003M + 3.250%), 12/19/23	1,656,735	0.4
EUR	959,793	Xella International GmbH 2017 EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 04/11/24	1,110,459	0.3
			13,322,079	3.6
		Business Equipment & Services: 21.1%
	862,942	Acosta Holdco, Inc. 2015 Term Loan, 5.326%, (US0001M + 3.250%), 09/26/21	675,252	0.2
	1,061,053	Advantage Sales & Marketing, Inc. 2014 1st Lien Term Loan, 5.326%, (US0001M + 3.250%), 07/23/21	996,594	0.3
	3,048,919	AlixPartners, LLP 2017 Term Loan B, 4.826%, (US0001M + 2.750%), 04/04/24	3,058,447	0.8
	1,199,259	Allflex Holdings III, Inc. New 1st Lien Term Loan, 5.586%, (US0001M + 3.250%), 07/20/20	1,206,380	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
EUR	734,043	Altran Technologies S.A. EUR 1st Lien Term Loan, 2.750%, (EUR003M + 2.750%), 03/20/25	$850,147	0.2
	100,000	American Traffic Solutions, Inc. 2018 2nd Lien Term Loan, 9.825%, (US0001M + 7.750%), 02/23/26	102,125	0.0
	775,000	Array Canada Inc. Term Loan B, 7.334%, (US0003M + 5.000%), 02/10/23	760,953	0.2
	982,575	Ascend Learning, LLC 2017 Term Loan B, 5.076%, (US0001M + 3.000%), 07/12/24	982,114	0.3
	320,760	ASP MCS Acquisition Corp. Term Loan B, 7.084%, (US0003M + 4.750%), 05/18/24	286,278	0.1
EUR	1,000,000	Assystem SA EUR Term Loan, 4.250%, (EUR001W + 4.250%), 09/27/24	1,162,056	0.3
	649,637	Big Ass Fans, LLC 2018 Term Loan, 6.084%, (US0003M + 3.750%), 05/21/24	655,119	0.2
EUR	1,000,000	Blitz F18-675 GmbH 2018 EUR Term Loan B2, 3.750%, (EUR002M + 3.750%), 07/31/25	1,164,861	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
1,040,430		Camelot UK Holdco Limited 2017 Repriced Term Loan, 5.326%, (US0001M + 3.250%), 10/03/23	$1,041,861	0.3
712,800		Colorado Buyer Inc Term Loan B, 5.090%, (US0003M + 3.000%), 05/01/24	716,067	0.2
400,931		Convergint Technologies LLC 2018 1st Lien Term Loan, 5.076%, (US0001M + 3.000%), 02/03/25	398,676	0.1
43,065	(1)	Convergint Technologies LLC 2018 Delayed Draw Term Loan, 5.076%, (US0001M + 3.000%), 02/03/25	42,822	0.0
949,141		DTI Holdco, Inc. 2018 Term Loan B, 6.945%, (US0002M + 4.750%), 09/30/23	950,031	0.3
1,982,777		EIG Investors Corp. 2018 1st Lien Term Loan, 6.060%, (US0001M + 3.750%), 02/09/23	1,993,309	0.5
325,365		Element Materials Technology Group US Holdings Inc 2017 USD Term Loan B, 5.576%, (US0001M + 3.500%), 06/28/24	327,805	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	875,600	Engineered Machinery Holdings, Inc. USD 1st Lien Term Loan, 5.584%, (US0003M + 3.250%), 07/19/24	$875,053	0.3
	96,877	Engineered Machinery Holdings, Inc. USD 2nd Lien Term Loan, 9.584%, (US0003M + 7.250%), 07/18/25	96,150	0.0
	1,388,773	EVO Payments International LLC 2018 1st Lien Term Loan, 5.330%, (US0001M + 3.250%), 12/22/23	1,393,764	0.4
	2,272,825	Flexential Intermediate Corporation 2017 1st Lien Term Loan, 5.834%, (US0003M + 3.500%), 08/01/24	2,241,574	0.6
EUR	988,298	Foncia Groupe 2016 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 09/07/23	1,149,462	0.3
	460,000	FrontDoor Inc 2018 Term Loan B, 4.706%, (US0003M + 2.500%), 08/14/25	461,725	0.1
	553,971	Garda World Security Corporation 2017 Term Loan, 5.800%, (US0003M + 3.500%), 05/24/24	556,221	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
	628,425	GreenSky Holdings, LLC 2018 Term Loan B, 5.375%, (US0001M + 3.250%), 03/29/25	$633,924	0.2
EUR	992,500	GTCR Valor Companies, Inc. EUR 2017 Term Loan B1, 3.500%, (EUR003M + 3.500%), 06/20/23	1,154,565	0.3
	1,044,469	GTCR Valor Companies, Inc. USD 2017 Term Loan B1, 5.584%, (US0003M + 3.250%), 06/16/23	1,050,866	0.3
EUR	684,931	ION Trading Technologies S.a.r.l. EUR Incremental Term Loan B, 4.250%, (EUR001M + 3.250%), 11/21/24	787,704	0.2
	130,000	ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 6.206%, (US0003M + 4.000%), 11/21/24	129,553	0.0
	1,976,440	IQOR US Inc. 2nd Lien Term Loan, 11.087%, (US0003M + 8.750%), 04/01/22	1,788,678	0.5
	3,008,747	IQOR US Inc. Term Loan B, 7.337%, (US0003M + 5.000%), 04/01/21	2,742,975	0.7
	3,272,095	KUEHG Corp.. 2017 1st Lien Term Loan, 6.084%, (US0003M + 3.750%), 08/13/22	3,281,502	0.9
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	817,950	Learning Care Group, Inc. 2018 1st Lien Term Loan, 5.325%, (US0001M + 3.250%), 03/13/25	$819,995	0.2
	605,000	Learning Care Group, Inc. 2018 2nd Lien Term Loan, 9.735%, (US0003M + 7.500%), 03/13/26	608,025	0.2
	596,968	LegalZoom.com, Inc. 1st Lien Term Loan, 6.316%, (US0001M + 4.250%), 11/21/24	604,057	0.2
	2,220,869	Misys (Finastra) - Term Loan B 1L, 5.576%, (US0001M + 3.500%), 06/13/24	2,213,929	0.6
EUR	893,994	Misys (Finastra) Europe SA EUR 1st Lien Term Loan, 4.250%, (EUR001M + 3.250%), 06/13/24	1,045,324	0.3
	550,000	Misys (Finastra) USD 2nd Lien Term Loan, 9.326%, (US0001M + 7.250%), 06/13/25	541,888	0.1
	1,940,362	NeuStar, Inc. 2018 Term Loan B4, 5.575%, (US0001M + 3.500%), 08/08/24	1,947,154	0.5
	219,939	NeuStar, Inc. 2nd Lien Term Loan, 10.076%, (US0001M + 8.000%), 08/08/25	216,227	0.1
	2,598,925	NVA Holdings, Inc. Term Loan B3, 4.826%, (US0001M + 2.750%), 02/02/25	2,594,052	0.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Business Equipment & Services (continued)
465,000	Peak 10, Inc. 2017 2nd Lien Term Loan, 9.593%, (US0003M + 7.250%), 08/01/25	$456,475	0.1
2,127,668	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 5.576%, (US0001M + 3.500%), 12/20/24	2,119,955	0.6
1,512,501	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 5.326%, (US0001M + 3.250%), 05/01/25	1,520,378	0.4
100,000	Pre-Paid Legal Services, Inc. 2018 2nd Lien Term Loan, 9.581%, (US0001M + 7.500%), 05/01/26	101,250	0.0
240,000	Pricewaterhouse Coopers LLP 2018 Term Loan, 5.326%, (US0001M + 3.250%), 05/01/25	241,200	0.1
284,288	Prometric Holdings, Inc. 1st Lien Term Loan, 5.076%, (US0001M + 3.000%), 01/29/25	284,199	0.1
2,710,002	Red Ventures, LLC 1st Lien Term Loan, 6.076%, (US0001M + 4.000%), 11/08/24	2,744,300	0.7
384,375	Red Ventures, LLC 2nd Lien Term Loan, 10.076%, (US0001M + 8.000%), 11/08/25	393,984	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
115,000	Renaissance Learning, Inc. 2018 2nd Lien Term Loan, 9.334%, (US0003M + 7.000%), 05/29/26	$115,144	0.0
655,000	Renaissance Learning, Inc. 2018 Add On Term Loan, 5.584%, (US0003M + 3.250%), 05/30/25	654,590	0.2
880,575	Research Now Group, Inc. 2017 1st Lien Term Loan, 7.864%, (US0003M + 5.500%), 12/20/24	877,273	0.2
784,075	Sandvine Corporation Term Loan B, 7.825%, (US0001M + 5.750%), 09/21/22	792,896	0.2
1,295,557	Solera Holdings, Inc. USD Term Loan B, 4.826%, (US0001M + 2.750%), 03/03/23	1,296,071	0.3
1,900,361	Spin Holdco Inc. 2017 Term Loan B, 5.589%, (US0003M + 3.250%), 11/14/22	1,908,675	0.5
1,475,000	SSH Group Holdings, Inc. 2018 1st Lien Term Loan, 6.590%, (US0003M + 4.250%), 07/30/25	1,493,438	0.4
1,994,925	Staples, Inc. 2017 Term Loan B, 6.343%, (US0003M + 4.000%), 09/12/24	1,992,846	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
	1,032,360	Stiphout Finance LLC USD 1st Lien Term Loan, 5.076%, (US0001M + 3.000%), 10/26/22	$1,042,683	0.3
	1,049,400	SurveyMonkey Inc. 2017 Term Loan, 6.580%, (US0001M + 4.500%), 04/13/24	1,053,309	0.3
	357,338	TMK Hawk Parent Corp. 2017 1st Lien Term Loan, 5.580%, (US0001M + 3.500%), 08/28/24	357,636	0.1
	218,350	USS Ultimate Holdings, Inc. 1st Lien Term Loan, 5.826%, (US0001M + 3.750%), 08/25/24	219,669	0.1
	1,605,000	Verifone Systems, Inc. 2018 1st Lien Term Loan, 6.322%, (US0003M + 4.000%), 08/20/25	1,610,518	0.4
	215,000	Verifone Systems, Inc. 2018 2nd Lien Term Loan, 10.322%, (US0003M + 8.000%), 08/20/26	215,000	0.1
EUR	2,195,000	Verisure Holding AB EUR Term Loan B1E, 3.000%, (EUR003M + 3.000%), 10/20/22	2,536,169	0.7
	1,359,100	Verra Mobility Corporation 2018 1st Lien Term Loan, 5.825%, (US0001M + 3.750%), 02/28/25	1,369,011	0.4
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,475,000	Verscend Holding Corp. 2018 Term Loan B, 6.706%, (US0001M + 4.500%), 08/27/25	$1,486,523	0.4
	2,940,225	West Corporation 2017 Term Loan, 6.076%, (US0001M + 4.000%), 10/10/24	2,924,298	0.8
	635,000	West Corporation 2018 Term Loan B1, 5.576%, (US0001M + 3.500%), 10/10/24	631,560	0.2
	1,070,000	Yak Access, LLC 2018 1st Lien Term Loan B, 7.067%, (US0001M + 5.000%), 07/02/25	1,037,900	0.3
	240,000	Yak Access, LLC 2018 2nd Lien Term Loan B, 12.067%, (US0001M + 10.000%), 06/13/26	228,600	0.0
			78,010,814	21.1
		Cable & Satellite Television: 2.5%
EUR	987,500	Numericable Group SA EUR Term Loan B11, 3.000%, (EUR003M + 3.000%), 07/31/25	1,123,673	0.3
	839,375	Numericable Group SA USD Term Loan B11, 4.825%, (US0001M + 2.750%), 07/31/25	800,816	0.2
	3,763,979	Radiate Holdco, LLC 1st Lien Term Loan, 5.076%, (US0001M + 3.000%), 02/01/24	3,744,926	1.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Cable & Satellite Television (continued)
	889,891	Telesat Canada Term Loan B4, 4.840%, (US0003M + 2.500%), 11/17/23	$892,560	0.2
	2,941,265	WideOpenWest Finance LLC 2017 Term Loan B, 5.310%, (US0001M + 3.250%), 08/18/23	2,873,249	0.8
			9,435,224	2.5
		Chemicals & Plastics: 5.4%
EUR	687,745	Allnex (Luxembourg) & Cy S.C.A. 2016 EUR Term Loan B1, 3.250%, (EUR003M + 3.250%), 09/13/23	798,051	0.2
	691,550	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2, 5.567%, (US0003M + 3.250%), 09/13/23	696,737	0.2
	521,007	Allnex USA, Inc. USD Term Loan B3, 5.567%, (US0003M + 3.250%), 09/13/23	524,914	0.2
	1,217,745	Alpha 3 B.V. 2017 Term Loan B1, 5.334%, (US0003M + 3.000%), 01/31/24	1,221,043	0.3
	2,666,650	Avantor, Inc. 2017 1st Lien Term Loan, 6.076%, (US0001M + 4.000%), 11/21/24	2,699,706	0.7
EUR	995,000	Avantor, Inc. EUR 2017 1st Lien Term Loan, 4.250%, (EUR001M + 4.250%), 11/21/24	1,165,340	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	955,000	Composite Resins Holding B.V. 2018 Term Loan B, 6.332%, (US0003M + 4.250%), 08/01/25	$957,388	0.3
EUR	995,000	Diamond (BC) B.V. EUR Term Loan, 3.250%, (EUR001M + 3.250%), 09/06/24	1,144,840	0.3
	751,225	Diamond (BC) B.V. USD Term Loan, 5.076%, (US0001M + 3.000%), 09/06/24	737,609	0.2
	1,175,047	Emerald Performance Materials, LLC New 1st Lien Term Loan, 5.576%, (US0001M + 3.500%), 08/01/21	1,185,329	0.3
	1,109,100	Encapsys, LLC 1st Lien Term Loan, 5.326%, (US0001M + 3.250%), 11/07/24	1,114,645	0.3
EUR	1,000,000	Klockner- Pentaplast of America, Inc. EUR 2017 Term Loan B1, 4.750%, (EUR003M + 4.750%), 06/30/22	1,108,758	0.3
	613,076	KMG Chemicals Inc. Term Loan B, 4.826%, (US0001M + 2.750%), 06/15/24	616,142	0.2
	1,454,567	MacDermid, Inc. USD Term Loan B6, 5.076%, (US0001M + 3.000%), 06/07/23	1,461,157	0.4
	1,635,687	Plaskolite, Inc. 1st Lien Term Loan, 5.576%, (US0001M + 3.500%), 11/03/22	1,635,687	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Chemicals & Plastics (continued)
	760,000	Schenectady International Group Inc. 2018 1st Lien Term Loan, 6.956%, (US0003M + 4.750%), 08/10/25	$750,500	0.2
	775,000	Solenis International, LP 2018 1st Lien Term Loan, 6.311%, (US0001M + 4.000%), 12/18/23	779,204	0.2
	321,863	Tronox Blocked Borrower LLC Term Loan B, 5.076%, (US0001M + 3.000%), 09/22/24	323,439	0.1
	742,762	Tronox Finance LLC Term Loan B, 5.076%, (US0001M + 3.000%), 09/22/24	746,398	0.2
	421,813	Venator Materials Corporation Term Loan B, 5.076%, (US0001M + 3.000%), 08/08/24	424,449	0.1
			20,091,336	5.4
		Clothing/Textiles: 0.4%
	1,457,675	Varsity Brands, Inc. 2017 Term Loan B, 5.576%, (US0001M + 3.500%), 12/15/24	1,461,319	0.4
		Containers & Glass Products: 6.6%
EUR	1,000,000	Albea Beauty Holdings S.A 2018 EUR Term Loan, 3.000%, (EUR003M + 3.000%), 04/22/24	1,162,926	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	79,800	Albea Beauty Holdings S.A 2018 USD Term Loan B2, 5.445%, (US0003M + 2.750%), 04/22/24	$79,202	0.0
	820,000	Ball Metalpack, LLC 2018 1st Lien Term Loan B, 6.576%, (US0001M + 4.500%), 07/24/25	828,200	0.2
	1,705,000	Berlin Packaging LLC 2018 1st Lien Term Loan, 5.115%, (US0003M + 3.000%), 11/07/25	1,706,332	0.5
	1,603,100	BWAY Holding Company 2017 Term Loan B, 5.581%, (US0003M + 3.250%), 04/03/24	1,597,924	0.4
	496,256	Consolidated Container Company LLC 2017 1st Lien Term Loan, 4.826%, (US0001M + 2.750%), 05/22/24	497,910	0.1
	1,422,987	Flex Acquisition Company, Inc. 1st Lien Term Loan, 5.337%, (US0003M + 3.000%), 12/29/23	1,420,097	0.4
	1,985,000	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 5.751%, (US0003M + 3.250%), 06/29/25	1,988,722	0.5
EUR	1,854,545	Horizon Holdings III SAS EUR Term Loan B4, 2.750%, (EUR001M + 2.750%), 10/29/22	2,148,627	0.6

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Containers & Glass Products (continued)
910,000	Pelican Products, Inc. 2018 1st Lien Term Loan, 5.581%, (US0001M + 3.500%), 05/01/25	$911,895	0.3
105,000	Pelican Products, Inc. 2018 2nd Lien Term Loan, 9.831%, (US0001M + 7.750%), 05/01/26	106,094	0.0
506,175	Plastipak Packaging, Inc. 2018 Term Loan B, 4.580%, (US0001M + 2.500%), 10/14/24	506,365	0.1
1,000,350	Proampac PG Borrower LLC First Lien Term Loan, 5.735%, (US0003M + 3.500%), 11/18/23	998,683	0.3
245,000	Proampac PG Borrower LLC Second Lien Term Loan, 10.810%, (US0003M + 8.500%), 11/18/24	248,675	0.0
2,073,705	Reynolds Group Holdings Inc. USD 2017 Term Loan, 4.826%, (US0001M + 2.750%), 02/05/23	2,082,541	0.6
1,487,525	Ring Container Technologies Group, LLC 1st Lien Term Loan, 4.826%, (US0001M + 2.750%), 10/31/24	1,489,848	0.4
2,077,860	SIG Combibloc Group AG, 4.826%, (US0001M + 2.750%), 03/13/22	2,088,509	0.6
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,784,275	Titan Acquisition Limited 2018 Term Loan B, 5.076%, (US0001M + 3.000%), 03/28/25	$2,644,193	0.7
130,783	TricorBraun Holdings, Inc. 1st Lien Delayed Draw Term Loan, 6.080%, (US0003M + 3.750%), 11/30/23	131,453	0.0
1,297,949	TricorBraun Holdings, Inc. First Lien Term Loan, 6.084%, (US0003M + 3.750%), 11/30/23	1,304,601	0.4
612,199	Trident TPI Holdings, Inc. 2017 USD Term Loan B1, 5.326%, (US0001M + 3.250%), 10/17/24	611,817	0.2
		24,554,614	6.6
	Cosmetics/Toiletries: 0.8%
1,065,000	Anastasia Parent, LLC 2018 Term Loan B, 5.817%, (US0003M + 3.750%), 08/02/25	1,062,005	0.3
967,500	Rodan & Fields, LLC 2018 Term Loan B, 6.063%, (US0001M + 4.000%), 06/06/25	977,175	0.3
851,400	Wellness Merger Sub, Inc. 1st Lien Term Loan, 7.063%, (US0002M + 4.750%), 06/30/24	859,914	0.2
		2,899,094	0.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Diversified Financial Services: 0.1%
	459,333	Blucora, Inc. 2017 Term Loan B, 5.334%, (US0003M + 3.000%), 05/22/24	$462,778	0.1
		Drugs: 1.8%
	1,925,983	Alvogen Pharma US, Inc. 2018 Term Loan B, 6.830%, (US0001M + 4.750%), 04/02/22	1,942,032	0.5
	1,779,589	Amneal Pharmaceuticals LLC 2018 Term Loan B, 5.625%, (US0001M + 3.500%), 05/04/25	1,788,209	0.5
	1,329,019	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 6.375%, (US0001M + 4.250%), 04/29/24	1,338,978	0.4
	577,430	Horizon Pharma, Inc. 2017 1st Lien Term Loan, 5.375%, (US0001M + 3.250%), 03/29/24	580,317	0.1
EUR	167,857	Nidda Healthcare Holding AG EUR Delayed Draw Term Loan B2, 3.500%, (EUR003M + 3.500%), 08/21/24	195,373	0.0
EUR	289,724	Nidda Healthcare Holding AG EUR Term Loan B1, 3.500%, (EUR003M + 3.500%), 08/21/24	337,216	0.1
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
EUR	542,419	(1)	Nidda Healthcare Holding AG EUR Term Loan C, 3.500%, (EUR003M + 3.500%), 08/21/24	$630,846	0.2
				6,812,971	1.8
			Ecological Services & Equipment: 0.8%
	1,709,461		4L Holdings, LLC 1st Lien Term Loan, 6.576%, (US0001M + 4.500%), 05/08/20	1,680,613	0.4
	234,413		Gopher Resource, LLC 1st Lien Term Loan, 5.326%, (US0001M + 3.250%), 03/06/25	235,805	0.1
	1,223,850		Wrangler Buyer Corp. Term Loan B, 4.826%, (US0001M + 2.750%), 09/27/24	1,230,160	0.3
				3,146,578	0.8
			Electronics/Electrical: 18.3%
	443,888		ABC Financial Services, Inc. 1st Lien Term Loan, 6.330%, (US0001M + 4.250%), 01/02/25	446,107	0.1
	1,530,625		Aptean, Inc. 2017 1st Lien Term Loan, 6.590%, (US0003M + 4.250%), 12/20/22	1,534,452	0.4
	927,999		ASG Technologies Group, Inc. 2018 Term Loan, 5.576%, (US0001M + 3.500%), 07/31/24	924,906	0.3
EUR	463,504		Avast Software B.V. 2018 EUR Term Loan B, 2.750%, (EUR003M + 2.750%), 09/30/23	540,142	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical (continued)
	1,586,025	Barracuda Networks, Inc. 1st Lien Term Loan, 5.314%, (US0001M + 3.250%), 02/12/25	$1,589,990	0.4
	140,000	Barracuda Networks, Inc. 2nd Lien Term Loan, 9.314%, (US0001M + 7.250%), 02/12/26	141,050	0.1
EUR	1,200,000	BMC Software Finance, Inc. 2018 EUR Term Loan B, 4.750%, (EUR003M + 4.750%), 09/01/25	1,404,653	0.4
	3,285,000	BMC Software Finance, Inc. 2018 USD Term Loan B, 6.456%, (US0003M + 4.250%), 09/01/25	3,292,188	0.9
EUR	1,632,286	BMC Software Finance, Inc. EUR 2017 1st Lien Term Loan, 3.750%, (EUR003M + 3.750%), 09/10/22	1,898,523	0.5
	2,336,819	BMC Software Finance, Inc. USD 2017 1st Lien Term Loan, 5.326%, (US0001M + 3.250%), 09/10/22	2,340,470	0.6
	515,000	Compuware Corporation 2018 Term Loan B, 5.706%, (US0003M + 3.500%), 08/22/25	519,077	0.1
	760,000	Dynatrace LLC 2018 1st Lien Term Loan, 5.316%, (US0001M + 3.250%), 08/22/25	764,275	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
100,000	Dynatrace LLC 2018 2nd Lien Term Loan, 9.066%, (US0001M + 7.000%), 08/21/26	$101,125	0.0
785,000	EagleView Technology Corporation 2018 Add On Term Loan B, 5.567%, (US0001M + 3.500%), 07/30/25	785,654	0.2
265,000	Electrical Components International, Inc. 2018 1st Lien Term Loan, 6.589%, (US0003M + 4.250%), 06/26/25	264,006	0.1
2,601,272	Epicor Software Corporation 1st Lien Term Loan, 5.330%, (US0001M + 3.250%), 06/01/22	2,606,150	0.7
660,013	Exact Merger Sub LLC 1st Lien Term Loan, 6.584%, (US0003M + 4.250%), 09/27/24	665,788	0.2
220,419	Eze Castle Software Inc. 2017 1st Lien Term Loan, 5.076%, (US0001M + 3.000%), 04/06/20	221,199	0.0
657,000	Eze Castle Software Inc. New 2nd Lien Term Loan, 8.576%, (US0001M + 6.500%), 04/05/21	660,285	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical (continued)
EUR	985,075	Greeneden U.S. Holdings II, LLC 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 12/01/23	$1,145,928	0.3
	1,007,258	Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B, 5.576%, (US0001M + 3.500%), 12/01/23	1,010,945	0.3
	2,285,976	Hyland Software, Inc. 2017 1st Lien Term Loan, 5.326%, (US0001M + 3.250%), 07/01/22	2,302,263	0.6
	1,866,397	Informatica Corporation 2018 USD Term Loan, 5.326%, (US0001M + 3.250%), 08/05/22	1,877,728	0.5
	3,278,645	Kronos Incorporated 2017 Term Loan B, 5.343%, (US0002M + 3.000%), 11/01/23	3,290,310	0.9
	430,000	Lumentum Holdings 2018 1st Lien Term Loan, 4.706%, (US0003M + 2.500%), 08/07/25	431,881	0.1
	284,255	MA FinanceCo., LLC USD Term Loan B3, 4.576%, (US0001M + 2.500%), 06/21/24	282,212	0.1
	790,000	Marketo, Inc. 2018 1st Lien Term Loan, 5.593%, (US0003M + 3.250%), 02/07/25	788,025	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
435,000	McAfee, LLC 2017 2nd Lien Term Loan, 10.573%, (US0001M + 8.500%), 09/29/25	$445,331	0.1
3,225,510	McAfee, LLC 2017 USD Term Loan B, 6.573%, (US0001M + 4.500%), 09/30/24	3,255,414	0.9
2,357,188	MH Sub I, LLC 2017 1st Lien Term Loan, 5.827%, (US0001M + 3.750%), 09/13/24	2,368,973	0.7
810,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 9.577%, (US0001M + 7.500%), 09/15/25	822,150	0.2
100,000	Navex Global, Inc. 2018 2nd Lien Term Loan, 9.206%, (US0003M + 7.000%), 08/07/26	101,000	0.0
415,000	Navex Global, Inc. 2018 Term Loan B, 5.456%, (US0003M + 3.250%), 08/08/25	414,896	0.1
500,000	Optiv Security, Inc. 1st Lien Term Loan, 5.313%, (US0001M + 3.250%), 02/01/24	486,875	0.1
1,620,000	PowerSchool 2018 Term Loan B, 5.332%, (US0001M + 3.250%), 08/01/25	1,617,470	0.4
2,460,000	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 6.572%, (US0003M + 4.250%), 05/16/25	2,453,594	0.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical (continued)
	750,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 10.572%, (US0003M + 8.250%), 05/16/26	$747,188	0.2
	3,557,568	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 5.348%, (US0003M + 3.000%), 11/03/23	3,544,505	1.0
	3,042,842	Riverbed Technology, Inc. 2016 Term Loan, 5.330%, (US0001M + 3.250%), 04/24/22	3,029,530	0.8
	2,413,250	RP Crown Parent LLC Term Loan B, 4.826%, (US0001M + 2.750%), 10/12/23	2,423,494	0.7
	1,919,645	Seattle Spinco, Inc. USD Term Loan B3, 4.576%, (US0001M + 2.500%), 06/21/24	1,905,846	0.5
EUR	1,000,000	SGB-SMIT Management GmbH EUR Term Loan B, 4.000%, (EUR006M + 4.000%), 07/18/24	988,814	0.3
	3,032,421	SkillSoft Corporation 1st Lien Term Loan, 6.826%, (US0001M + 4.750%), 04/28/21	2,940,184	0.8
	2,825,800	SolarWinds Holdings, Inc. 2018 Term Loan B, 5.076%, (US0001M + 3.000%), 02/05/24	2,836,790	0.8
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
640,000	SonicWALL, Inc. 1st Lien Term Loan, 5.822%, (US0003M + 3.500%), 05/16/25	$639,800	0.2
265,000	SonicWALL, Inc. 2nd Lien Term Loan, 9.822%, (US0003M + 7.500%), 05/18/26	263,786	0.0
785,000	TriTech Software Systems 2018 Term Loan B, 5.956%, (US0003M + 3.750%), 08/15/25	788,076	0.2
778,583	TTM Technologies, Inc. 2017 Term Loan, 4.581%, (US0001M + 2.500%), 09/28/24	781,010	0.2
2,114,268	Veritas Bermuda Ltd. USD Repriced Term Loan B, 6.640%, (US0001M + 4.500%), 01/27/23	2,009,876	0.5
1,070,333	Xperi Corporation 2018 Term Loan B1, 4.576%, (US0001M + 2.500%), 12/01/23	1,064,982	0.3
		67,758,916	18.3
	Entertainment: 0.5%
1,759,173	Twin River Management Group, Inc. Term Loan, 5.834%, (US0003M + 3.500%), 07/10/20	1,769,435	0.5
	Financial Intermediaries: 2.8%
345,000	Advisor Group, Inc. 2018 Term Loan, 5.956%, (US0003M + 3.750%), 08/15/25	347,588	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Financial Intermediaries (continued)
720,000	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 5.183%, (US0001M + 3.000%), 06/15/25	$723,330	0.2
1,050,000	DTZ U.S. Borrower LLC 2018 Add On Term Loan B, 5.456%, (US0003M + 3.250%), 08/21/25	1,048,578	0.3
1,816,700	Duff & Phelps Corporation 2017 Term Loan B, 5.584%, (US0003M + 3.250%), 02/13/25	1,822,052	0.5
1,960,000	Edelman Financial Center, LLC 2018 1st Lien Term Loan, 5.592%, (US0003M + 3.250%), 07/21/25	1,972,495	0.5
255,000	Edelman Financial Center, LLC 2018 2nd Lien Term Loan, 9.092%, (US0003M + 6.750%), 07/20/26	261,694	0.1
2,932,875	First Eagle Holdings, Inc. 2017 1st Lien Term Loan B, 5.334%, (US0003M + 3.000%), 12/01/22	2,949,739	0.8
881,415	Focus Financial Partners, LLC 2018 Incremental Term Loan, 4.576%, (US0001M + 2.500%), 07/03/24	884,170	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
432,803	Priority Payment Systems LLC Term Loan, 7.080%, (US0001M + 5.000%), 01/03/23	$438,754	0.1
		10,448,400	2.8
	Food Products: 3.0%
908,138	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 5.843%, (US0003M + 3.500%), 07/07/24	916,651	0.2
420,000	CH Guenther & Son, Incorporated 2018 Term Loan B, 4.826%, (US0001M + 2.750%), 03/31/25	421,181	0.1
1,050,500	Del Monte Foods, Inc. 1st Lien Term Loan, 5.564%, (US0003M + 3.250%), 02/18/21	927,941	0.3
2,309,213	IRB Holding Corp 1st Lien Term Loan, 5.321%, (US0003M + 3.250%), 02/05/25	2,323,851	0.6
1,720,600	JBS USA, LLC 2017 Term Loan B, 4.835%, (US0003M + 2.500%), 10/30/22	1,721,541	0.5
970,200	NPC International, Inc. 1st Lien Term Loan, 5.576%, (US0001M + 3.500%), 04/19/24	978,083	0.3
327,500	NPC International, Inc. 2nd Lien Term Loan, 9.576%, (US0001M + 7.500%), 04/18/25	331,594	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Food Products (continued)
EUR	1,355,000	Sigma Bidco B.V. 2018 EUR Term Loan B, 3.500%, (EUR001M + 3.500%), 07/02/25	$1,565,197	0.4
	845,000	Sigma Bidco B.V. 2018 USD Term Loan B, 5.081%, (US0001M + 3.000%), 07/02/25	844,604	0.2
EUR	1,000,000	Valeo F1 Company Limited (Ireland) 2017 EUR Term Loan B, 3.750%, (EUR003M + 3.750%), 08/27/24	1,159,299	0.3
			11,189,942	3.0
		Food Service: 2.6%
	1,209,309	CEC Entertainment Concepts, L.P. Term Loan, 5.326%, (US0001M + 3.250%), 02/14/21	1,142,580	0.3
	525,000	Del Friscos Restaurant Group, Inc. 2018 Term Loan B, 8.206%, (US0003M + 6.000%), 08/06/25	506,625	0.1
	985,000	Dhanani Group Inc. 2018 Term Loan B, 5.827%, (US0003M + 3.750%), 06/27/25	980,075	0.3
	620,000	Flynn Restaurant Group LP 1st Lien Term Loan, 5.581%, (US0001M + 3.500%), 06/27/25	618,063	0.2
	275,000	Fogo de Chao Churrascaria Holdings LLC 2018 Term Loan, 6.576%, (US0001M + 4.500%), 04/07/25	276,375	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,262,447	Golden Nugget, Inc. 2017 Incremental Term Loan B, 4.822%, (US0001M + 2.750%), 10/04/23	$2,273,759	0.6
1,040,000	Hearthside Food Solutions, LLC 2018 Term Loan B, 5.065%, (US0001M + 3.000%), 05/23/25	1,033,507	0.3
354,113	K-Mac Holdings Corp 2018 1st Lien Term Loan, 5.327%, (US0001M + 3.250%), 03/14/25	354,555	0.1
190,000	K-Mac Holdings Corp 2018 2nd Lien Term Loan, 8.827%, (US0001M + 6.750%), 03/16/26	191,544	0.0
1,086,667	Manitowoc Foodservice, Inc. Term Loan B, 4.826%, (US0001M + 2.750%), 03/03/23	1,095,143	0.3
847,875	Tacala, LLC 1st Lien Term Loan, 5.326%, (US0001M + 3.250%), 01/31/25	851,408	0.2
170,000	Tacala, LLC 2nd Lien Term Loan, 9.076%, (US0001M + 7.000%), 01/30/26	172,656	0.1
		9,496,290	2.6
	Food/Drug Retailers: 3.6%
2,508,334	Albertsons, LLC USD 2017 Term Loan B4, 4.826%, (US0001M + 2.750%), 08/25/21	2,506,570	0.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Food/Drug Retailers (continued)
	1,984,962	Albertsons, LLC USD 2017 Term Loan B6, 5.311%, (US0003M + 3.000%), 06/22/23	$1,981,396	0.5
	856,025	Alphabet Holding Company, Inc. 2017 1st Lien Term Loan, 5.576%, (US0001M + 3.500%), 09/26/24	811,512	0.2
	635,000	Alphabet Holding Company, Inc. 2017 2nd Lien Term Loan, 9.826%, (US0001M + 7.750%), 09/26/25	566,737	0.2
EUR	1,000,000	CD&R Firefly Bidco Limited 2018 EUR Term Loan B2, 3.500%, (EUR002M + 3.500%), 06/23/25	1,161,765	0.3
	1,326,675	EG Finco Limited 2018 USD Term Loan, 6.334%, (US0003M + 4.000%), 02/07/25	1,330,821	0.3
	259,350	EG Group Limited 2018 USD Term Loan B, 6.267%, (US0003M + 4.000%), 02/07/25	259,566	0.1
	2,151,022	Moran Foods LLC Term Loan, 8.076%, (US0001M + 6.000%), 12/05/23	1,572,397	0.4
	1,050,000	Smart & Final Stores LLC 1st Lien Term Loan, 5.576%, (US0001M + 3.500%), 11/15/22	1,029,328	0.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
787,589	Supervalu Inc. 2017 Delayed Draw Term Loan, 5.576%, (US0001M + 3.500%), 06/08/24	$790,444	0.2
1,312,648	Supervalu Inc. 2017 Term Loan B, 5.576%, (US0001M + 3.500%), 06/08/24	1,317,407	0.4
		13,327,943	3.6
	Forest Products: 0.4%
1,480,075	Blount International Inc. USD 2017 Term Loan B, 6.331%, (US0001M + 4.250%), 04/12/23	1,492,564	0.4
	Health Care: 14.5%
1,675,000	ADMI Corp. 2018 Term Loan B, 5.326%, (US0001M + 3.250%), 04/30/25	1,683,636	0.5
803,058	Air Methods Corporation 2017 Term Loan B, 5.834%, (US0003M + 3.500%), 04/21/24	736,805	0.2
1,018,542	ATI Holdings Acquisition, Inc. 2016 Term Loan, 5.567%, (US0001M + 3.500%), 05/10/23	1,020,452	0.3
2,999,483	Auris Luxembourg III S.a.r.l. 2017 USD Term Loan B7, 5.334%, (US0003M + 3.000%), 01/17/22	2,999,482	0.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Health Care (continued)
	710,000	Auris Luxembourg III S.a.r.l. 2018 USD Term Loan B, 5.956%, (US0003M + 3.750%), 07/20/25	$716,213	0.2
	848,588	Carestream Dental Equiment, Inc 2017 1st Lien Term Loan B, 5.584%, (US0003M + 3.250%), 09/01/24	847,527	0.2
	3,910,000	Change Healthcare Holdings LLC 2017 Term Loan B, 4.826%, (US0001M + 2.750%), 03/01/24	3,915,865	1.1
	2,011,564	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 5.247%, (US0003M + 3.000%), 06/07/23	2,018,794	0.5
EUR	1,000,000	Cidron Atrium SE 2018 EUR Term Loan B, 3.500%, (EUR006M + 3.500%), 02/28/25	1,165,567	0.3
	331,650	Commerce Merger Sub, Inc. 2017 1st Lien Term Loan, 5.584%, (US0003M + 3.250%), 06/28/24	331,650	0.1
	1,423,328	Concentra Inc. 2018 1st Lien Term Loan, 4.840%, (US0001M + 2.750%), 06/01/22	1,427,480	0.4
EUR	1,000,000	Constantin Investissement 4 EUR Term Loan B, 3.500%, (EUR001W + 3.500%), 04/22/24	1,163,168	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
167,838	(1)	DentalCorp Perfect Smile ULC 1st Lien Delayed Draw Term Loan, 5.826%, (US0001M + 3.750%), 06/06/25	$168,677	0.0
671,352		DentalCorp Perfect Smile ULC 1st Lien Term Loan, 5.826%, (US0001M + 3.750%), 06/06/25	674,709	0.2
388,800		Diplomat Pharmacy, Inc. 2017 Term Loan B, 6.580%, (US0001M + 4.500%), 12/20/24	391,473	0.1
898,466		Envision Healthcare Corp Term Loan B, 5.080%, (US0001M + 3.000%), 12/01/23	899,403	0.2
1,893,415		ExamWorks Group, Inc. 2017 Term Loan, 5.326%, (US0001M + 3.250%), 07/27/23	1,908,602	0.5
1,863,578		Global Medical Response, Inc. 2018 Term Loan B1, 5.321%, (US0001M + 3.250%), 04/28/22	1,831,431	0.5
864,659		Greenway Health, LLC 2017 1st Lien Term Loan, 6.080%, (US0003M + 3.750%), 02/14/24	866,280	0.2
1,270,000		Inovalon Holdings, Inc. 2018 Term Loan B, 5.625%, (US0001M + 3.500%), 04/02/25	1,258,358	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care (continued)
653,388	Kinetic Concepts, Inc. 2017 USD Term Loan B, 5.584%, (US0003M + 3.250%), 02/02/24	$656,818	0.2
520,000	Lifescan Global Corporation 2018 1st Lien Term Loan, 8.206%, (US0003M + 6.000%), 09/27/24	506,350	0.1
1,553,406	MPH Acquisition Holdings LLC 2016 Term Loan B, 5.084%, (US0003M + 2.750%), 06/07/23	1,553,891	0.4
1,054,384	nThrive, Inc. 2016 1st Lien Term Loan, 6.576%, (US0001M + 4.500%), 10/20/22	1,058,338	0.3
680,000	Ortho-Clinical Diagnostics SA 2018 Term Loan B, 5.316%, (US0001M + 3.250%), 06/30/25	680,584	0.2
2,429,640	Parexel International Corporation Term Loan B, 4.826%, (US0001M + 2.750%), 09/27/24	2,430,398	0.7
1,030,505	Pearl Intermediate Parent LLC 2018 1st Lien Term Loan, 4.827%, (US0001M + 2.750%), 02/14/25	1,011,828	0.3
100,000	Pearl Intermediate Parent LLC 2018 2nd Lien Term Loan, 8.327%, (US0001M + 6.250%), 02/13/26	100,000	0.0
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
303,849	(1)	Pearl Intermediate Parent LLC 2018 Delayed Draw Term Loan, 5.085%, (US0003M + 2.750%), 02/14/25	$298,342	0.1
992,513		PharMerica Corporation 1st Lien Term Loan, 5.567%, (US0001M + 3.500%), 12/06/24	1,000,577	0.3
600,850		Press Ganey Holdings, Inc. 2018 1st Lien Term Loan, 4.826%, (US0001M + 2.750%), 10/23/23	602,978	0.2
67,416		Press Ganey Holdings, Inc. 2nd Lien Term Loan, 8.576%, (US0001M + 6.500%), 10/21/24	68,090	0.0
1,316,611		Prospect Medical Holdings, Inc. 2018 Term Loan B, 7.625%, (US0003M + 5.500%), 02/22/24	1,323,194	0.4
1,668,875		Select Medical Corporation 2017 Term Loan B, 4.821%, (US0001M + 2.750%), 03/01/21	1,682,072	0.5
3,185,552		Sotera Health Holdings, LLC 2017 Term Loan, 5.334%, (US0003M + 3.000%), 05/15/22	3,198,294	0.9
1,528,450		Surgery Center Holdings, Inc. 2017 Term Loan B, 5.570%, (US0003M + 3.250%), 09/02/24	1,528,688	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care (continued)
1,678,750	Team Health Holdings, Inc. 1st Lien Term Loan, 4.826%, (US0001M + 2.750%), 02/06/24	$1,610,900	0.4
519,750	Tecomet Inc. 2017 Repriced Term Loan, 5.580%, (US0001M + 3.500%), 05/01/24	521,861	0.1
996,318	U.S. Anesthesia Partners, Inc. 2017 Term Loan, 5.076%, (US0001M + 3.000%), 06/23/24	1,000,365	0.3
3,221,401	U.S. Renal Care, Inc. 2015 Term Loan B, 6.584%, (US0003M + 4.250%), 12/31/22	3,151,603	0.8
2,504,006	Valeant Pharmaceuticals International, Inc. 2018 Term Loan B, 5.081%, (US0001M + 3.000%), 06/01/25	2,515,745	0.7
371,017	Vizient, Inc. 1st Lien Term Loan B, 4.826%, (US0001M + 2.750%), 02/13/23	371,655	0.1
497,500	Wink Holdco, Inc 1st Lien Term Loan B, 5.076%, (US0001M + 3.000%), 12/02/24	497,345	0.1
295,000	Wink Holdco, Inc 2nd Lien Term Loan B, 8.830%, (US0001M + 6.750%), 11/03/25	294,262	0.1
		53,689,750	14.5
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Healthcare — Products: 0.1%
291,072	Albany Molecular Research, Inc. 2017 1st Lien Term Loan, 5.326%, (US0001M + 3.250%), 08/30/24	$291,108	0.1
	Home Furnishings: 0.7%
528,717	Global Appliance Inc. Term Loan B, 6.080%, (US0001M + 4.000%), 09/29/24	527,726	0.1
1,537,947	Prime Security Services Borrower, LLC 2016 1st Lien Term Loan, 4.826%, (US0001M + 2.750%), 05/02/22	1,544,435	0.4
699,207	Serta Simmons Bedding, LLC 1st Lien Term Loan, 5.579%, (US0001M + 3.500%), 11/08/23	600,663	0.2
		2,672,824	0.7
	Industrial Equipment: 3.2%
962,348	Accudyne Industries, LLC 2017 Term Loan, 5.076%, (US0001M + 3.000%), 08/18/24	966,043	0.3
2,988,950	Cortes NP Acquisition Corporation 2017 Term Loan B, 6.313%, (US0003M + 4.000%), 11/30/23	2,998,291	0.8
780,876	EWT Holdings III Corp. 2017 Repriced Term Loan, 5.076%, (US0001M + 3.000%), 12/20/24	786,000	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Industrial Equipment (continued)
	558,999	ExGen Renewables IV, LLC Term Loan B, 5.320%, (US0003M + 3.000%), 11/28/24	$561,793	0.1
	583,538	Filtration Group Corporation 2018 1st Lien Term Loan, 5.076%, (US0001M + 3.000%), 03/29/25	586,403	0.2
EUR	1,985,000	Gardner Denver, Inc. 2017 EUR Term Loan B, 3.000%, (EUR003M + 3.000%), 07/30/24	2,312,729	0.6
	1,733,413	Gardner Denver, Inc. 2017 USD Term Loan B, 4.826%, (US0001M + 2.750%), 07/30/24	1,742,215	0.5
	785,050	Kenan Advantage Group, Inc. 2015 Term Loan, 5.076%, (US0001M + 3.000%), 07/31/22	783,087	0.2
	238,734	Kenan Advantage Group, Inc. CAD Term Loan B, 5.076%, (US0001M + 3.000%), 07/31/22	238,137	0.1
	369,075	Robertshaw US Holding Corp 2018 1st Lien Term Loan, 5.625%, (US0001M + 3.500%), 02/28/25	366,538	0.1
	299,250	Safe Fleet Holdings LLC 2018 1st Lien Term Loan, 5.090%, (US0003M + 3.000%), 02/01/25	296,756	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
100,000	Safe Fleet Holdings LLC 2018 2nd Lien Term Loan, 8.840%, (US0001M + 6.750%), 02/01/26	$100,063	0.0
215,000	Shape Technologies Group, Inc. Term Loan, 5.134%, (US0006M + 3.000%), 04/21/25	215,134	0.0
		11,953,189	3.2
	Insurance: 8.0%
3,778,624	Acrisure, LLC 2017 Term Loan B, 6.592%, (US0003M + 4.250%), 11/22/23	3,794,683	1.0
220,000	Acrisure, LLC 2018 Term Loan B, 6.086%, (US0003M + 3.750%), 11/22/23	220,640	0.1
315,000	Alera Group Holdings, Inc. 2018 Term Loan B, 6.576%, (US0001M + 4.500%), 07/25/25	317,756	0.1
2,720,624	Alliant Holdings I, Inc. 2018 Term Loan B, 5.067%, (US0001M + 3.000%), 05/09/25	2,723,867	0.7
2,038,950	AmWINS Group, Inc. 2017 Term Loan B, 4.827%, (US0001M + 2.750%), 01/25/24	2,043,481	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Insurance (continued)
1,369,650	Applied Systems, Inc. 2017 1st Lien Term Loan, 5.334%, (US0003M + 3.000%), 09/19/24	$1,377,354	0.4
340,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 9.334%, (US0003M + 7.000%), 09/19/25	352,113	0.1
2,156,814	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan, 5.326%, (US0001M + 3.250%), 10/22/24	2,159,510	0.6
1,267,200	CCC Information Services, Inc. 2017 1st Lien Term Loan, 5.080%, (US0001M + 3.000%), 04/27/24	1,268,467	0.4
150,000	CCC Information Services, Inc. 2017 2nd Lien Term Loan, 8.826%, (US0001M + 6.750%), 04/27/25	151,547	0.0
425,000	Cetera Financial Group, Inc. 2018 Term Loan, 6.456%, (US0003M + 4.250%), 08/15/25	427,125	0.1
427,051	CH Hold Corp. 1st Lien Term Loan, 5.076%, (US0001M + 3.000%), 02/01/24	429,320	0.1
3,025,000	Hub International Limited 2018 Term Loan B, 5.335%, (US0003M + 3.000%), 04/25/25	3,025,206	0.8
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,437,875	NFP Corp. Term Loan B, 5.076%, (US0001M + 3.000%), 01/08/24	$2,437,621	0.7
448,831	Sedgwick, Inc. 1st Lien Term Loan, 4.826%, (US0001M + 2.750%), 03/01/21	448,305	0.1
4,125,000	Sedgwick, Inc. 2nd Lien Term Loan, 7.880%, (US0001M + 5.750%), 02/28/22	4,146,912	1.1
1,885,750	USI, Inc. 2017 Repriced Term Loan, 5.334%, (US0003M + 3.000%), 05/16/24	1,883,785	0.5
1,995,000	Vertafore, Inc. 2018 1st Lien Term Loan, 5.326%, (US0001M + 3.250%), 07/02/25	1,994,378	0.6
495,000	Vertafore, Inc. 2018 2nd Lien Term Loan, 9.326%, (US0001M + 7.250%), 07/02/26	496,031	0.1
		29,698,101	8.0
	Internet: 0.4%
1,400,000	Shutterfly, Inc., 4.830%, (US0001M + 2.750%), 08/17/24	1,405,425	0.4
	Leisure Good/Activities/Movies: 6.2%
1,455,000	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 5.576%, (US0001M + 3.500%), 05/24/25	1,468,641	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Leisure Good/Activities/Movies (continued)
	505,000	Airxcel, Inc. 2018 1st Lien Term Loan, 6.576%, (US0001M + 4.500%), 04/25/25	$505,316	0.1
	215,000	Airxcel, Inc. 2018 2nd Lien Term Loan, 10.826%, (US0001M + 8.750%), 04/27/26	208,012	0.1
	900,927	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 5.084%, (US0003M + 2.750%), 09/18/24	894,357	0.2
	2,073,829	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 5.076%, (US0001M + 3.000%), 03/08/24	2,085,494	0.6
	464,978	Equinox Holdings, Inc. 2017 2nd Lien Term Loan, 9.076%, (US0001M + 7.000%), 09/06/24	476,797	0.1
	3,792,392	Fitness International, LLC 2018 Term Loan B, 5.468%, (US0001M + 3.250%), 04/18/25	3,808,035	1.0
EUR	1,000,000	Fluidra Finco SLU 2018 EUR Term Loan B, 2.750%, (EUR001M + 2.750%), 07/02/25	1,159,299	0.3
EUR	1,000,000	Fugue Finance B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/01/24	1,158,791	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
EUR	1,000,000	GVC Holdings PLC 2018 EUR Term Loan, 2.750%, (EUR003M + 2.750%), 03/29/24	$1,160,266	0.3
	778,050	GVC Holdings PLC 2018 USD Term Loan, 4.576%, (US0001M + 2.500%), 03/29/24	780,116	0.2
	1,637,241	Kingpin Intermediate Holdings LLC 2018 Term Loan B, 5.580%, (US0001M + 3.500%), 07/03/24	1,650,543	0.5
	2,096,974	LTF Merger Sub, Inc. 2017 Term Loan B, 5.062%, (US0003M + 2.750%), 06/10/22	2,100,031	0.6
EUR	659,983	NEP Europe Finco B.V. EUR Incremental Term Loan, 3.750%, (EUR003M + 3.000%), 01/03/24	772,620	0.2
	1,561,278	NEP/NCP Holdco, Inc. 2017 2nd Lien Term Loan, 9.067%, (US0001M + 7.000%), 01/23/23	1,569,085	0.5
	820,599	NEP/NCP Holdco, Inc. Incremental Term Loan, 5.326%, (US0001M + 3.250%), 07/21/22	820,599	0.2
	460,546	SRAM, LLC 2018 Term Loan B, 4.958%, (US0002M + 2.750%), 03/15/24	462,699	0.1
EUR	1,000,000	Stage Entertainment B.V. EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 08/02/24	1,165,973	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Leisure Good/Activities/Movies (continued)
589,333	Winnebago Industries, Inc. 2017 Term Loan, 5.738%, (US0003M + 3.500%), 11/08/23	$592,280	0.2
		22,838,954	6.2
	Lodging & Casinos: 5.0%
297,000	Belmond Interfin Ltd. Dollar Term Loan, 4.826%, (US0001M + 2.750%), 07/03/24	297,371	0.1
4,089,450	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 4.826%, (US0001M + 2.750%), 12/22/24	4,107,341	1.1
306,428	CBAC Borrower, LLC 2017 Term Loan B, 6.076%, (US0001M + 4.000%), 07/05/24	308,113	0.1
1,445,400	Everi Payments Inc. Term Loan B, 5.076%, (US0001M + 3.000%), 05/09/24	1,455,698	0.4
1,696,475	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 5.080%, (US0001M + 3.000%), 10/20/24	1,702,795	0.5
475,000	Golden Entertainment, Inc. 2017 2nd Lien Term Loan, 9.070%, (US0001M + 7.000%), 10/20/25	481,531	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
4,347,892	Scientific Games International, Inc. 2018 Term Loan B5, 4.826%, (US0001M + 2.750%), 08/14/24	$4,342,845	1.2
4,220,000	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 5.831%, (US0003M + 3.500%), 07/10/25	4,256,925	1.1
1,573,937	Station Casinos LLC 2016 Term Loan B, 4.580%, (US0001M + 2.500%), 06/08/23	1,580,131	0.4
		18,532,750	5.0
	Nonferrous Metals/Minerals: 0.9%
2,970,000	Covia Holdings Corporation Term Loan, 6.050%, (US0003M + 3.750%), 06/01/25	2,942,156	0.8
536,150	U.S. Silica Company 2018 Term Loan B, 6.125%, (US0001M + 4.000%), 05/01/25	536,083	0.1
		3,478,239	0.9
	Oil & Gas: 2.0%
515,000	Brazos Delaware II, LLC Term Loan B, 6.077%, (US0001M + 4.000%), 05/21/25	511,459	0.1
316,860	Crestwood Holdings LLC 2018 Term Loan B, 9.570%, (US0001M + 7.500%), 03/06/23	318,049	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Oil & Gas (continued)
394,163	FTS International, Inc. New Term Loan B, 6.826%, (US0001M + 4.750%), 04/16/21	$395,230	0.1
726,350	Glass Mountain Pipeline Holdings, LLC Term Loan B, 6.570%, (US0001M + 4.500%), 12/23/24	730,890	0.2
1,869,730	HGIM Corp. 2018 Exit Term Loan, 8.508%, (US0006M + 6.000%), 07/03/23	1,888,428	0.5
952,613	McDermott Technology Americas Inc 2018 1st Lien Term Loan, 7.076%, (US0001M + 5.000%), 05/10/25	964,322	0.3
1,358,175	Medallion Midland Acquisition, LLC 1st Lien Term Loan, 5.326%, (US0001M + 3.250%), 10/30/24	1,348,555	0.4
354,256	MEG Energy Corp. 2017 Term Loan B, 5.575%, (US0001M + 3.500%), 12/31/23	355,365	0.1
905,450	Navitas Midstream Midland Basin, LLC Term Loan B, 6.577%, (US0001M + 4.500%), 12/13/24	897,527	0.2
		7,409,825	2.0
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Publishing: 1.1%
1,624,854	Meredith Corporation Term Loan B, 5.076%, (US0001M + 3.000%), 01/31/25	$1,631,963	0.4
1,371,043	Merrill Communications, LLC 2015 Term Loan, 7.592%, (US0003M + 5.250%), 06/01/22	1,384,754	0.4
753,612	Tribune Media Company Term Loan C, 5.076%, (US0001M + 3.000%), 01/27/24	756,432	0.2
180,814	Tribune Media Company Term Loan, 5.076%, (US0001M + 3.000%), 12/27/20	181,378	0.1
		3,954,527	1.1
	Radio & Television: 2.6%
2,152,225	A-L Parent LLC 2016 1st Lien Term Loan, 5.330%, (US0001M + 3.250%), 12/01/23	2,171,057	0.6
1,911,197	CBS Radio Inc. 2017 Term Loan B, 4.816%, (US0001M + 2.750%), 11/17/24	1,896,848	0.5
1,835,445	Cumulus Media New Holdings Inc. Exit Term Loan, 6.580%, (US0001M + 4.500%), 05/15/22	1,808,832	0.5
144,991	Mission Broadcasting, Inc. 2017 Term Loan B2, 4.582%, (US0003M + 2.500%), 01/17/24	145,490	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Radio & Television (continued)
1,065,463	Nexstar Broadcasting, Inc. 2017 Term Loan B2, 4.582%, (US0003M + 2.500%), 01/17/24	$1,070,345	0.3
2,534,181	Univision Communications Inc. Term Loan C5, 4.826%, (US0001M + 2.750%), 03/15/24	2,439,940	0.7
		9,532,512	2.6
	Retailers (Except Food & Drug): 7.3%
1,160,729	Abercrombie & Fitch Management Co. 2018 Term Loan B, 5.570%, (US0001M + 3.500%), 08/07/21	1,164,720	0.3
495,884	Academy, Ltd. 2015 Term Loan B, 6.082%, (US0003M + 4.000%), 07/01/22	409,813	0.1
1,432,142	Ascena Retail Group, Inc. 2015 Term Loan B, 6.625%, (US0001M + 4.500%), 08/21/22	1,344,423	0.4
992,500	Bass Pro Group, LLC Term Loan B, 7.076%, (US0001M + 5.000%), 09/25/24	1,002,053	0.3
1,946,063	Belk, Inc. Term Loan B 1L, 6.813%, (US0001M + 4.750%), 12/12/22	1,704,751	0.5
2,942,320	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 5.067%, (US0001M + 3.000%), 02/03/24	2,950,594	0.8
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,336,023	General Nutrition Centers, Inc. 2018 Term Loan B, 10.830%, (US0001M + 8.750%), 03/04/21	$1,287,592	0.3
314,279	General Nutrition Centers, Inc. FILO Term Loan, 9.080%, (US0001M + 7.000%), 12/31/22	324,886	0.1
2,510,252	Jo-Ann Stores, Inc. 2016 Term Loan, 7.347%, (US0003M + 5.000%), 10/20/23	2,520,449	0.7
250,000	Jo-Ann Stores, Inc. 2018 2nd Lien Term Loan, 11.319%, (US0001M + 9.250%), 05/21/24	247,812	0.1
1,934,832	Leslies Poolmart, Inc. 2016 Term Loan, 5.695%, (US0002M + 3.500%), 08/16/23	1,936,949	0.5
2,980,090	Mens Wearhouse, Inc. (The) 2018 Term Loan, 5.582%, (US0001M + 3.500%), 04/09/25	3,004,303	0.8
271,596	National Vision, Inc. 2017 Repriced Term Loan, 4.826%, (US0001M + 2.750%), 11/20/24	272,376	0.1
2,341,727	Neiman Marcus Group, Inc. (The) 2020 Term Loan B, 5.330%, (US0001M + 3.250%), 10/25/20	2,182,197	0.6
703,072	Party City Holdings Inc. 2018 Term Loan B, 5.053%, (US0001M + 2.750%), 08/19/22	706,946	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Retailers (Except Food & Drug) (continued)
EUR	2,090,000	Peer Holding III B.V. 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 03/08/25	$2,391,310	0.6
	2,586,194	Petco Animal Supplies, Inc. 2017 Term Loan B, 5.592%, (US0003M + 3.250%), 01/26/23	1,904,732	0.5
	1,826,743	PetSmart, Inc., 5.090%, (US0001M + 3.000%), 03/11/22	1,567,411	0.4
			26,923,317	7.3
		Steel: 0.5%
	1,825,000	GrafTech Finance, Inc. 2018 Term Loan B, 5.576%, (US0001M + 3.500%), 02/12/25	1,839,828	0.5
		Surface Transport: 1.4%
	385,125	AI Mistral Holdco Limited 2017 Term Loan B, 5.076%, (US0001M + 3.000%), 03/09/24	382,959	0.1
	2,442,725	Navistar International Corporation 2017 1st Lien Term Loan B, 5.580%, (US0001M + 3.500%), 11/06/24	2,451,885	0.7
	751,408	PODS, LLC 2018 1st Lien Term Loan, 4.821%, (US0001M + 2.750%), 12/06/24	754,132	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,408,840	Savage Enterprises LLC 2018 1st Lien Term Loan B, 6.582%, (US0001M + 4.500%), 08/01/25	$1,422,708	0.4
		5,011,684	1.4
	Telecommunications: 7.3%
745,463	Altice Financing SA 2017 USD Term Loan B, 4.814%, (US0001M + 2.750%), 07/15/25	726,011	0.2
1,300,175	Altice Financing SA USD 2017 1st Lien Term Loan, 4.814%, (US0001M + 2.750%), 01/31/26	1,258,325	0.3
1,010,000	Asurion LLC 2017 2nd Lien Term Loan, 8.576%, (US0001M + 6.500%), 08/04/25	1,042,825	0.3
1,836,805	Asurion LLC 2017 Term Loan B4, 5.076%, (US0001M + 3.000%), 08/04/22	1,847,712	0.5
3,990,000	Asurion LLC 2018 Term Loan B7, 5.076%, (US0001M + 3.000%), 11/03/24	4,004,248	1.1
2,019,850	Avaya, Inc. 2018 Term Loan B, 6.313%, (US0001M + 4.250%), 12/15/24	2,036,734	0.5
4,184,000	CenturyLink, Inc. 2017 Term Loan B, 4.826%, (US0001M + 2.750%), 01/31/25	4,140,854	1.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Telecommunications (continued)
	1,011,992	Communications Sales & Leasing, Inc. 2017 Term Loan B, 5.076%, (US0001M + 3.000%), 10/24/22	$971,822	0.3
	637,951	Consolidated Communications, Inc. 2016 Term Loan B, 5.080%, (US0001M + 3.000%), 10/04/23	628,700	0.2
	1,488,491	Global Tel*Link Corporation 1st Lien Term Loan, 6.334%, (US0003M + 4.000%), 05/23/20	1,498,879	0.4
	850,000	Global Tel*Link Corporation 2nd Lien Term Loan, 10.584%, (US0003M + 8.250%), 11/23/20	854,250	0.2
EUR	1,000,000	GTT Communications, Inc. 2018 EUR Term Loan, 3.250%, (EUR001M + 3.250%), 05/31/25	1,148,417	0.3
	1,177,050	MTN Infrastructure TopCo Inc 1st Lien Term Loan B, 5.076%, (US0001M + 3.000%), 11/15/24	1,181,464	0.3
	1,483,763	Numericable Group SA USD Term Loan B12, 5.751%, (US0001M + 3.688%), 01/31/26	1,432,450	0.4
	1,180,160	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 6.576%, (US0001M + 4.500%), 11/01/24	1,182,618	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	144,000	Securus Technologies Holdings, Inc. 2018 Delayed Draw Term Loan, 6.706%, (US0003M + 4.500%), 11/01/24	$144,300	0.1
	1,326,675	Syniverse Holdings, Inc. 2018 1st Lien Term Loan, 7.067%, (US0001M + 5.000%), 03/09/23	1,319,047	0.4
	465,000	Syniverse Holdings, Inc. 2018 2nd Lien Term Loan, 11.067%, (US0001M + 9.000%), 03/11/24	453,375	0.1
EUR	500,000	Telenet International Finance S.a.r.l. EUR Term Loan AO, 2.500%, (EUR006M + 2.500%), 12/15/27	575,569	0.1
	666,363	Windstream Corporation Repriced Term Loan B6, 6.060%, (US0001M + 4.000%), 03/29/21	623,050	0.2
			27,070,650	7.3
		Utilities: 1.6%
	543,058	Helix Gen Funding, LLC Term Loan B, 5.826%, (US0001M + 3.750%), 06/02/24	525,239	0.2
	1,600,500	Longview Power LLC Term Loan B, 8.350%, (US0003M + 6.000%), 04/13/21	1,371,429	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Utilities (continued)
486,835			Middle River Power LLC Term Loan B, 9.334%, (US0003M + 7.000%), 10/18/22	$479,532	0.1
843,786			Nautilus Power, LLC Term Loan B, 6.326%, (US0001M + 4.250%), 05/16/24	848,357	0.2
1,574,271			Southeast PowerGen, LLC Term Loan B, 5.580%, (US0001M + 3.500%), 12/02/21	1,499,493	0.4
1,210,190			TPF II Power, LLC Term Loan B, 5.826%, (US0001M + 3.750%), 10/02/23	1,212,838	0.3
				5,936,888	1.6
			Total Senior Loans (Cost $540,828,852)	537,338,320	145.0
Shares				Value	Percentage of Net Assets
	EQUITIES AND OTHER ASSETS: 0.5%
23,578	(2)		Cumulus Media, Inc. Class-A	492,780	0.1
42,798	(2)		Everyware Global, Inc.	165,842	0.1
4,398	(2)		Harvey Gulf International Marine LLC	202,308	0.1
19,651	(2)		Harvey Gulf International Marine LLC - Warrants	903,946	0.2
156,376	(2)		Longview Power LLC	105,867	0.0
57,894	(2)		Millennium Health, LLC	579	0.0
—	(2	),(3)	Millennium Health, LLC Corporate Claims Trust	—	0.0
Shares			Value	Percentage of Net Assets
111	(2)	Southcross Holdings GP LLC	—	0.0
111	(2)	Southcross Holdings LP Class A	$23,587	0.0
		Total Equities and Other Assets (Cost $4,002,634)	1,894,909	0.5
		Total Investments (Cost $544,831,486)	$539,233,229	145.5
		Liabilities in Excess of Other Assets	(168,687,212)	(45.5)
		Net Assets	$370,546,017	100.0

*  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 8 for additional details.

(2)  Non-income producing security.

(3)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Reference Rate Abbreviations:

EUR001M  1-month EURIBOR

EUR001W  1-week EURIBOR

EUR002M  2-month EURIBOR

EUR003M  3-month EURIBOR

US0001M  1-month LIBOR

US0002M  2-month LIBOR

US0003M  3-month LIBOR

US0006M  6-month LIBOR

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2018
Asset Table
Investments, at fair value
Senior Loans	$—	$537,338,320	$—	$537,338,320
Equities and Other Assets	492,780	1,402,129	—	1,894,909
Total Investments, at fair value	$492,780	$538,740,449	$—	$539,233,229
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$494,240	$—	$494,240
Total Assets	$492,780	$539,234,689	$—	$539,727,469

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At August 31, 2018, the following forward foreign currency contracts were outstanding for Voya Senior Income Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	47,463,825	EUR	40,445,000	State Street Bank & Trust Co.	09/12/18	$494,240
						$494,240

Currency Abbreviations

EUR  EU Euro

USD  United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$494,240
Total Asset Derivatives		$494,240

The effect of derivative instruments on the Fund's Statement of Operations for the period ended August 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income Forward foreign currency contracts
Foreign exchange contracts	$2,544,931
Total	$2,544,931
Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income Forward foreign currency contracts
Foreign exchange contracts	$58,712
Total	$58,712

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2018 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2018:

State Street Bank & Trust Co.
Assets:
Forward foreign currency contracts	$494,240
Total Assets	$494,240
Net OTC derivative instruments by counterparty, at fair value	$494,240
Total collateral pledged by the Fund/(Received from counterparty)	$—
Net Exposure(1)	$494,240

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At August 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

  Cost for federal income tax purposes was $545,367,586.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$3,332,273
Gross Unrealized Depreciation	(8,430,927)
Net Unrealized Depreciation	$(5,098,654)

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund's website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC's") website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund's website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Sub-Adviser

Voya Investment Management Co. LLC
230 Park Avenue
New York, New York 10169

Institutional Investors and Analysts

Call Voya Senior Income Fund
1-800-336-3436

Written Requests

Please mail all account inquiries and other comments to:
Voya Senior Income Fund
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information at (800) 992-0180

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your investment professional or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com

163325

(0818-102418)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Senior Income Fund

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: November 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: November 8, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 8, 2018